The Tax-Exempt Fund of California®
Investment portfolio
April 30, 2023
unaudited

Bonds, notes & other debt instruments 84.88% California 83.14%	Principal amount (000)	Value (000)
City of Adelanto, Public Utility Auth., Rev. Ref. Bonds (Utility System Project), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 7/1/2039	USD 2,000	$2,146
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 10/1/2049 (5.375% on 10/01/2037)[1]	2,635	1,317
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-C-2, 0% 10/1/2050 (5.40% on 10/01/2037)[1]	9,190	4,573
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Convertible Capital Appreciation Bonds, Series 2022-C-2, Assured Guaranty Municipal insured, 0% 10/1/2052 (5.45% on 10/1/2037)[1]	3,970	1,991
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2042	1,000	1,021
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2046	500	509
City of Alhambra, Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 5.00% 1/1/2029	225	240
Antelope Valley Community College Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2022-C, 2016 Election, 0% 8/1/2036	1,000	584
Antelope Valley Community College Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2022-C, 2016 Election, 0% 8/1/2037	1,150	629
Antelope Valley Community College Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2022-C, 2016 Election, 0% 8/1/2042	4,515	1,803
Azusa Unified School Dist., G.O. Bonds, 2014 Election, Series 2019-C, 5.00% 8/1/2044	1,000	1,077
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, 5.00% 9/1/2032	455	488
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, 5.00% 9/1/2035	600	636
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, 5.00% 9/1/2036	655	690
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 9/1/2044	2,810	3,018
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 9/1/2049	1,930	2,068
Banning Unified School Dist., G.O. Rev. Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 8/1/2035	955	1,039
Banning Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 8/1/2031	1,500	1,554
Banning Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 8/1/2032	1,000	1,034
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties, Inc. Obligated Group), Series 2013, 5.00% 11/15/2035	230	219
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2014-A, 5.00% 8/1/2043	1,000	1,001
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Senior Living Rev. Bonds (Odd Fellows Home of California), Series 2012-A, 5.00% 4/1/2032	5,000	5,009
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-S-7, 4.00% 4/1/2034	2,005	2,089
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 3.71% 4/1/2045 (put 5/1/2023)[2]	1,400	1,400
The Tax-Exempt Fund of California — Page 1 of 43

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 4.96% 4/1/2045 (put 4/1/2024)[2]	USD 5,675	$5,691
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2023-F-1, 5.00% 4/1/2054	9,000	10,002
Beaumont Unified School Dist., Community Facs. Dist. No. 2018-1, Improvement Area No. 1, Special Tax Bonds, Series 2020, 4.00% 9/1/2045	1,000	895
Beaumont Unified School Dist., Community Facs. Dist. No. 2018-1, Improvement Area No. 1, Special Tax Bonds, Series 2020, 4.00% 9/1/2050	1,250	1,091
City of Beaumont, Community Facs. Dist. No. 2016-1 (Fairway Canyon), Special Tax Bonds, Series 2019, 5.00% 9/1/2044	900	922
City of Beaumont, Community Facs. Dist. No. 2016-1 (Fairway Canyon), Special Tax Bonds, Series 2019, 5.00% 9/1/2049	400	407
City of Beaumont, Community Facs. Dist. No. 2016-2 (Sundance), Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2044	1,000	1,019
City of Beaumont, Community Facs. Dist. No. 2016-2 (Sundance), Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2049	1,000	1,013
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8C, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2043	1,605	1,644
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8D, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2043	565	579
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8D, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2048	1,000	1,017
City of Burbank, Water and Power Electric Rev. Bonds, Series 2023, 5.00% 6/1/2053	7,500	8,192
California County Tobacco Securitization Agcy., Tobacco Settlement Rev. Bonds (Los Angeles County Securitization Corp.), Series 2020-A, 5.00% 6/1/2027	600	639
California County Tobacco Securitization Agcy., Tobacco Settlement Rev. Bonds (Los Angeles County Securitization Corp.), Series 2020-A, 5.00% 6/1/2028	500	540
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 0.55% 11/1/2049 (put 11/1/2026)	3,440	3,061
Trustees of the California State University, Systemwide Rev. Bonds, Series 2020-C, 4.00% 11/1/2051	2,500	2,431
Casitas Municipal Water Dist., Community Facs. Dist. No. 2013-1, Special Tax Bonds, Series 2019, BAM insured, 4.00% 9/1/2047	1,745	1,707
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 8/1/2024	300	302
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 8/1/2025	300	305
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 8/1/2026	275	283
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 8/1/2027	300	312
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 8/1/2028	250	263
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 8/1/2029	250	266
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 8/1/2030	275	294
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2014-B, Assured Guaranty Municipal insured, 5.00% 8/1/2030	1,050	1,084
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-A, BAM insured, 4.00% 8/1/2031	375	398
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 8/1/2031	300	318
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-A, BAM insured, 4.00% 8/1/2032	525	552
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-A, BAM insured, 4.00% 8/1/2034	1,000	1,036
The Tax-Exempt Fund of California — Page 2 of 43

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Centinela Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-C, Assured Guaranty Municipal insured, 4.00% 8/1/2033	USD 2,500	$2,577
Chabot-Las Positas Community College Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 4.00% 8/1/2042	1,500	1,505
Chaffey Community College Dist., G.O. Bonds, 2018 Election, Series 2019-A, 4.00% 6/1/2043	6,000	6,022
Chaffey Joint Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2012 Election, Series 2019-D, 0% 8/1/2027	895	789
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 8/1/2032	385	283
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 8/1/2033	430	303
City of Chino, Community Facs. Dist. No. 2003-3, Improvement Area No. 8, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	2,000	1,846
City of Chino, Community Facs. Dist. No. 2003-3, Improvement Area No. 8, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,515	1,345
City of Chino, Community Facs. Dist. No. 2003-3, Improvement Area No. 8, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,740	1,501
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2033	260	262
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2035	280	278
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2036	290	284
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2037	300	289
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2038	315	300
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2039	325	306
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2023	190	190
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2024	195	195
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2025	205	206
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2026	210	212
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2027	220	223
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2028	230	233
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2035	900	889
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2040	955	890
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2051	1,145	988
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 9/1/2030	1,010	1,067
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 9/1/2031	500	528
City of Chula Vista, Community Facs. Dist. No. 16-I (Millenia), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	380	357
City of Chula Vista, Community Facs. Dist. No. 16-I (Millenia), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	500	453
City of Chula Vista, Community Facs. Dist. No. 16-I (Millenia), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,020	897
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 10/1/2029	890	962
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 10/1/2030	920	994
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 10/1/2034	1,180	1,266
City of Clovis, Wastewater Rev. Bonds, Series 2017, BAM insured, 5.00% 8/1/2036	1,155	1,250
City of Clovis, Wastewater Rev. Bonds, Series 2017, BAM insured, 5.00% 8/1/2037	1,150	1,237
City of Clovis, Wastewater Rev. Bonds, Series 2017, BAM insured, 5.00% 8/1/2038	515	551
Clovis Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2006-B, National insured, 0% 8/1/2030	2,300	1,811
Coachella Valley Unified School Dist., G.O. Bonds, 2005 Election, Series 2016-E, Assured Guaranty Municipal insured, 4.00% 8/1/2045	6,555	6,489
Coast Community College Dist., G.O. Bonds, 2012 Election, Series 2019-F, 3.00% 8/1/2038	2,500	2,262
The Tax-Exempt Fund of California — Page 3 of 43

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Colton Joint Unified School Dist., G.O. Bonds, 2008 Election, Series 2016-D, BAM insured, 4.00% 8/1/2031	USD 1,200	$1,244
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)	18,290	18,460
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2022-A-1, 4.00% 5/1/2053 (put 8/1/2028)	9,470	9,571
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-B-1, 5.00% 7/1/2053 (put 8/1/2029)	16,540	17,611
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 5.00% 12/1/2053 (put 8/1/2029)	3,290	3,492
Community Housing Agcy., Essential Housing Rev. Bonds (Fountains at Emerald Park), Series 2021-A-1, 3.00% 8/1/2056[3]	1,005	670
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-2, 4.00% 8/1/2047[3]	5,600	4,302
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-1, 4.00% 2/1/2056[3]	9,700	7,904
Community Housing Agcy., Essential Housing Rev. Bonds (Verdant at Green Valley), Series 2019-A, 5.00% 8/1/2049[3]	4,800	4,566
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2018-A, BAM insured, 5.00% 8/1/2037 (preref. 8/1/2026)	1,875	2,027
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2018-A, BAM insured, 5.00% 8/1/2038 (preref. 8/1/2026)	2,075	2,244
Compton Unified School Dist., G.O. Bonds, 2015 Election, Series 2019-B, BAM insured, 3.00% 6/1/2049	4,900	3,810
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 6/1/2035	1,000	612
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 6/1/2038	1,250	631
City of Corona, Community Facs. Dist. No. 2018-1 (Bedford), Special Tax Bonds, Series 2018-A, 5.00% 9/1/2034	800	838
City of Corona, Community Facs. Dist. No. 2018-1 (Bedford), Special Tax Bonds, Series 2018-A, 4.00% 9/1/2040	350	320
City of Corona, Community Facs. Dist. No. 2018-1 (Bedford), Special Tax Bonds, Series 2018-A, 4.00% 9/1/2045	700	621
City of Corona, Community Facs. Dist. No. 2018-1 (Bedford), Special Tax Bonds, Series 2018-A, 4.00% 9/1/2050	1,450	1,261
Corona-Norco Unified School Dist., G.O. Bonds, 2014 Election, Series 2019-C, 4.00% 8/1/2049	2,500	2,449
Cotati-Rohnert Park Unified School Dist., G.O. Bonds, 2014 Election, Series 2018-E, BAM insured, 4.00% 8/1/2043	2,000	2,000
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-A-2, 3.25% 4/1/2057[3]	4,610	3,212
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-B, 4.00% 4/1/2057[3]	2,000	1,390
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-B, 4.00% 3/1/2057[3]	2,070	1,473
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-A-2, 4.00% 6/1/2058[3]	875	669
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Park Crossing Apartments), Series 2021-A, 3.25% 12/1/2058[3]	2,315	1,567
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-2, 3.00% 12/1/2056[3]	2,500	1,669
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Theo - Pasadena), Series 2021-A-2, 3.25% 5/1/2057[3]	2,830	1,894
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-1, 3.10% 7/1/2045[3]	500	381
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-2, 4.00% 7/1/2056[3]	8,985	6,720
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-2, 3.125% 6/1/2057[3]	5,665	3,731
Davis Joint Unified School Dist., G.O Bonds, 2018 Election, Series 2020, BAM insured, 3.00% 8/1/2034	1,925	1,889
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 9/1/2030	225	227
The Tax-Exempt Fund of California — Page 4 of 43

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 9/1/2031	USD 265	$268
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 9/1/2032	275	278
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 9/1/2033	265	267
City of Dixon, Community Facs. Dist. No. 2019-1 (Homestead), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	2,715	2,354
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2027	335	338
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2029	200	203
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2031	130	131
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2045	920	814
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	2,240	1,917
East Side Union High School Dist., G.O. Rev. Ref. Bonds, Series 2020, BAM insured, 5.00% 8/1/2023	1,000	1,004
Eastern Municipal Water Dist., Community Facs. Dist. No. 2013-64 (Atherton and Terracina), Special Tax Bonds, Series 2019, 5.00% 9/1/2045	850	872
Eastern Municipal Water Dist., Community Facs. Dist. No. 2013-64 (Atherton and Terracina), Special Tax Bonds, Series 2020, 4.00% 9/1/2050	1,550	1,357
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 4.00% 9/1/2027	85	86
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 4.00% 9/1/2028	85	87
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 4.00% 9/1/2029	90	92
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 2.125% 9/1/2037	110	78
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 2.125% 9/1/2038	120	83
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 2.25% 9/1/2039	125	86
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 2.25% 9/1/2040	100	67
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	525	457
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area A, Special Tax Bonds, Series 2021, 4.00% 9/1/2040	1,075	1,005
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area A, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	770	689
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area A, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,030	897
Eastern Municipal Water Dist., Fin. Auth., Water and Wastewater Rev. Ref. Bonds, Series 2020-A, 4.00% 7/1/2038	1,000	1,031
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 12/1/2033	1,515	1,602
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 12/1/2034	760	802
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 12/1/2035	1,300	1,363
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 12/1/2036	1,000	1,041
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 12/1/2038	1,140	1,176
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2021-A, 5.00% 4/1/2029	425	482
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2017-B, 4.00% 4/1/2047	7,425	7,219
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2022-A, 5.00% 10/1/2044	1,500	1,515
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2022-A, 5.00% 10/1/2052	4,210	4,186
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2015, 5.00% 4/1/2032	2,500	2,601
Educational Facs. Auth., Rev. Ref. Bonds (Loyola Marymount University), Capital Appreciation Bonds, Series 2001-A, National insured, 0% 10/1/2033	2,000	1,377
The Tax-Exempt Fund of California — Page 5 of 43

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Educational Facs. Auth., Rev. Ref. Bonds (Occidental College), Series 2013-A, 5.00% 10/1/2029 (preref. 10/1/2023)	USD 3,265	$3,289
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2015, 5.00% 11/1/2030	1,000	1,056
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2015, 5.00% 11/1/2032	1,975	2,078
El Camino Hospital Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2006, National insured, 0% 8/1/2031	2,000	1,523
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 4.00% 9/1/2032	2,500	2,514
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2032	1,000	1,059
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2033	1,000	1,058
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 9/1/2033	945	987
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2034	1,000	1,058
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2035	1,000	1,055
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 9/1/2035	1,150	1,192
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2036	440	430
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2041	1,000	924
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2046	1,280	1,139
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2020, 4.00% 9/1/2050	1,000	871
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2051	1,785	1,544
City of Emeryville, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 9/1/2023	1,500	1,508
City of Emeryville, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 9/1/2026	2,000	2,054
Enterprise Dev. Auth., Charter School Rev. Bonds (Academy for Academic Excellence Project), Series 2020-A, 5.00% 7/1/2040[3]	500	488
Enterprise Dev. Auth., Charter School Rev. Bonds (Academy for Academic Excellence Project), Series 2020-A, 5.00% 7/1/2050[3]	700	643
Enterprise Dev. Auth., Charter School Rev. Bonds (Academy for Academic Excellence Project), Series 2020-A, 5.00% 7/1/2055[3]	920	832
Enterprise Dev. Auth., Charter School Rev. Ref. Bonds (Rocketship Public Schools - Obligated Group No. 2), Series 2022-A, 4.00% 6/1/2027[3]	1,125	1,078
Enterprise Dev. Auth., Charter School Rev. Ref. Bonds (Rocketship Public Schools - Obligated Group No. 2), Series 2022-A, 4.00% 6/1/2042[3]	5,165	4,146
City of Escondido, Community Facs. Dist. No. 2020-2 (The Villages), Special Tax Bonds, Series 2022, 5.00% 9/1/2042	1,000	1,031
Etiwanda School Dist., G.O. Bonds, 2016 Election, Series 2020-A, 4.00% 8/1/2045	1,450	1,433
Etiwanda School Dist., G.O. Bonds, 2016 Election, Series 2017-A, 5.00% 8/1/2046	2,000	2,110
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 8/1/2032	1,315	956
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 8/1/2036	2,430	1,470
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 8/1/2037	1,575	904
Fairfield-Suisun Unified School Dist., G.O. Bonds, 2016 Election, Series 2018, 4.00% 8/1/2041	5,760	5,779
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 21 (White Rock Springs Ranch), Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2046	465	411
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 21 (White Rock Springs Ranch), Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2050	500	431
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 23 (Folsom Ranch), Special Tax Rev. Bonds, Series 2022, 4.25% 9/1/2037	670	661
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 23 (Folsom Ranch), Special Tax Rev. Bonds, Series 2022, 4.50% 9/1/2042	1,305	1,273
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 23 (Folsom Ranch), Special Tax Rev. Bonds, Series 2022, 5.00% 9/1/2052	2,500	2,508
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 1, G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2004-B, National insured, 0% 10/1/2026	1,000	904
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 3, G.O. Bonds, 2007 Election, Series 2019-D, Assured Guaranty Municipal insured, 4.00% 10/1/2040	8,715	8,767
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 4, G.O. Bonds, Capital Appreciation Bonds, 2006 Election, Series 2006-A, National insured, 0% 10/1/2031	1,865	1,418
The Tax-Exempt Fund of California — Page 6 of 43

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 9/1/2030	USD 2,080	$2,115
City of Fontana, Community Facs. Dist. No. 31 (Citrus Heights North), Special Tax Rev. Ref. Bonds, Series 2018, 5.00% 9/1/2034	1,255	1,327
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 9/1/2029	130	133
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 9/1/2035	100	100
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 9/1/2045	700	629
City of Fontana, Community Facs. Dist. No. 87 (El Paseo), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	500	461
City of Fontana, Community Facs. Dist. No. 90 (Summit at Rosena Phase 1), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	1,050	975
City of Fontana, Community Facs. Dist. No. 90 (Summit at Rosena Phase 1), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	450	401
City of Fontana, Community Facs. Dist. No. 90 (Summit at Rosena Phase 1), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	525	454
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 5.00% 9/1/2026	175	182
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 5.00% 9/1/2027	185	195
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 5.00% 9/1/2028	195	209
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 5.00% 9/1/2029	200	216
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 4.25% 9/1/2037	1,000	997
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 4.50% 9/1/2042	1,000	984
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-B-2, 3.50% 1/15/2053	3,120	2,602
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-B-1, 3.95% 1/15/2053	3,500	3,181
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015-A, Assured Guaranty Municipal insured, 0% 1/15/2035	2,000	1,349
City of Fremont, Community Facs. Dist. No. 1 (Pacific Commons), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2030	2,220	2,295
City of Fremont, Community Facs. Dist. No. 2 (Warm Springs Public Facs.), Special Tax Bonds, Series 2019, 5.00% 9/1/2044	1,000	1,026
City of Fremont, Community Facs. Dist. No. 2 (Warm Springs Public Facs.), Special Tax Bonds, Series 2019, 5.00% 9/1/2049	1,550	1,582
Fresno Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, 3.00% 8/1/2055	2,000	1,515
Fresno Unified School Dist., G.O. Bonds, 2020 Election, Series 2022-B, 4.00% 8/1/2055	6,535	6,527
Fresno Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, 4.00% 8/1/2034	3,000	3,097
G.O. Bonds, Series 2020, 5.00% 3/1/2030	1,000	1,162
G.O. Bonds, Series 2021, 5.00% 12/1/2031	750	807
G.O. Bonds, Series 2015, 5.25% 8/1/2032	1,475	1,561
G.O. Bonds, Series 2021, 5.00% 12/1/2032	310	333
G.O. Bonds, Series 2023, 5.00% 10/1/2034	5,845	7,082
G.O. Bonds, Series 2021, 5.00% 12/1/2034	310	332
G.O. Bonds, Series 2023, 5.00% 10/1/2035	2,255	2,704
G.O. Bonds, Series 2020, 4.00% 11/1/2041	500	503
G.O. Bonds, Series 2021, 3.00% 12/1/2046	4,085	3,267
G.O. Bonds, Series 2021, 5.00% 12/1/2046	990	1,093
G.O. Bonds, Series 2023, 4.00% 10/1/2050	2,080	2,053
G.O. Bonds, Series 2020, 3.00% 11/1/2050	3,850	2,988
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 12/1/2030	815	960
G.O. Rev. Ref. Bonds, Series 2020, 4.00% 3/1/2036	1,790	1,888
G.O. Rev. Ref. Bonds, Series 2023, 5.00% 10/1/2036	2,005	2,373
G.O. Rev. Ref. Bonds, Series 2020, 3.00% 11/1/2040	1,000	866
The Tax-Exempt Fund of California — Page 7 of 43

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Garden Grove, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Bonds, Series 2016, BAM insured, 5.00% 10/1/2029	USD 1,500	$1,603
Gilroy Unified School Dist., G.O. Bonds, 2016 Election, Series 2021, 4.00% 8/1/2042	400	401
City of Glendale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Central Glendale Redev. Project), Series 2016, BAM insured, 4.00% 12/1/2023	500	502
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 6/1/2032 (preref. 6/1/2025)	3,250	3,404
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 6/1/2033 (preref. 6/1/2025)	1,950	2,042
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, AMBAC insured, 0% 6/1/2027 (escrowed to maturity)	2,730	2,457
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2021-B-2, 0% 6/1/2066	10,005	1,110
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds, Series 2022-A-1, 5.00% 6/1/2051	2,000	2,095
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2031	150	161
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2032	160	171
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2044	1,125	1,157
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2049	1,430	1,462
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 3.00% 9/1/2024	125	122
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 3.00% 9/1/2025	130	126
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2026	135	135
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2027	140	140
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2028	145	146
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2029	150	152
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2030	155	155
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2032	170	170
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2046	470	414
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2051	650	554
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2056	1,000	838
Grossmont Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2008, 0% 8/1/2032	7,000	5,139
Hartnell Community College Dist., G.O. Bonds, 2016 Election, Series 2017-A, 4.00% 8/1/2047	4,555	4,430
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Series 2020-A, 5.00% 7/1/2061[3]	1,500	1,216
Hayward Unified School Dist., G.O. Bonds, 2018 Election, Series 2020, Assured Guaranty Municipal insured, 4.00% 8/1/2050	1,000	960
Hayward Unified School Dist., G.O. Bonds, 2019 Election, Series 2019-A, BAM insured, 5.00% 8/1/2044	8,000	8,618
Hayward Unified School Dist., G.O. Bonds, 2019 Election, Series 2019-A, BAM insured, 4.00% 8/1/2048	2,000	1,932
Hayward Unified School Dist., G.O. Rev. Ref. Bonds, 2019 Election, Series 2019-A, BAM insured, 5.00% 8/1/2040	1,000	1,087
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2021-A, 4.00% 8/15/2048	7,000	6,829
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital of Orange County), Series 2021-A, 4.00% 11/1/2035	1,365	1,424
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital of Orange County), Series 2021-B, 4.00% 11/1/2035	1,500	1,565
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital of Orange County), Series 2021-A, 4.00% 11/1/2036	1,150	1,183
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2020-A, 4.00% 4/1/2049	2,000	1,867
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2/1/2025	755	779
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2/1/2042	2,500	2,588
Health Facs. Fncg. Auth., Rev. Bonds (Marshall Medical Center), Series 2020-A, 4.00% 11/1/2040	4,500	4,528
Health Facs. Fncg. Auth., Rev. Bonds (Marshall Medical Center), Series 2020-A, 5.00% 11/1/2050	1,000	1,072
Health Facs. Fncg. Auth., Rev. Bonds (Presbyterian Homes and Services, Inc.), Series 2015, 5.00% 7/1/2031	400	422
Health Facs. Fncg. Auth., Rev. Bonds (Presbyterian Homes and Services, Inc.), Series 2015, 5.00% 7/1/2039	400	416
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-A, 4.00% 10/1/2034	500	510
The Tax-Exempt Fund of California — Page 8 of 43

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-B-3, 2.00% 10/1/2036 (put 10/1/2025)	USD 1,000	$966
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 11/15/2035	1,500	1,623
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 11/15/2036	1,000	1,076
Health Facs. Fncg. Auth., Rev. Ref. Bonds (El Camino Hospital), Series 2015-A, 5.00% 2/1/2030	3,000	3,116
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 11/15/2034	2,675	2,938
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 11/15/2035	1,000	1,070
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2040	1,500	1,568
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2050	1,500	1,534
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2055	1,500	1,529
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2024	195	195
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2027	240	243
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2029	275	281
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2031	310	315
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2034	375	379
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2036	225	222
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2024	225	229
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2028	1,220	1,260
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2032	540	555
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2033	580	595
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2034	350	359
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2039	1,850	1,878
Housing Fin. Agcy., Municipal Certs., Series 2019-A-2, 4.00% 3/20/2033	23,529	23,496
Housing Fin. Agcy., Municipal Certs., Series 2019-1, Class X, interest only, 0.29% 1/15/2035[2,4]	13,509	204
Housing Fin. Agcy., Municipal Certs., Series 2019-A-1, 4.25% 1/15/2035	1,417	1,434
Housing Fin. Agcy., Municipal Certs., Series 2021-1, Class X, interest only, 0.844% 3/25/2035[2,4]	17,951	951
Housing Fin. Agcy., Municipal Certs., Series 2021-1, Class X, interest only, 0.77% 11/20/2035[2,4]	9,289	492
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 11/20/2035	21,509	20,381
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036	6,996	6,390
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2017, 4.00% 11/1/2036	4,540	4,636
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2017, 4.00% 11/1/2041	5,650	5,678
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016-B-2, 5.00% 11/1/2041	1,425	1,509
Independent Cities Fin. Auth., Mobile Home Park Rev. Ref. Bonds (San Juan Mobile Estates), Series 2015, 5.00% 8/15/2030	2,000	2,066
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty Municipal insured, 4.00% 6/1/2036[3]	360	369
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty Municipal insured, 4.00% 6/1/2041[3]	390	388
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty Municipal insured, 4.00% 6/1/2046[3]	1,790	1,746
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty Municipal insured, 4.00% 6/1/2051[3]	1,075	1,041
City of Indian Wells, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Consolidated Whitewater Redev. Project Area), Series 2016-A, National insured, 4.00% 9/1/2030	1,250	1,292
City of Indian Wells, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Consolidated Whitewater Redev. Project Area), Series 2016-A, National insured, 4.00% 9/1/2031	1,250	1,288
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2039	300	314
The Tax-Exempt Fund of California — Page 9 of 43

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2044	USD 350	$362
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2020-B, 4.00% 11/1/2045	850	785
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2049	1,625	1,669
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2020-B, 4.00% 11/1/2050	860	772
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2020-B, 4.00% 11/1/2055	915	801
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Brightline West Passenger Rail Project), Series 2020-A, AMT, 3.65% 1/1/2050 (put 1/31/2024)[3]	4,305	4,296
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 5/15/2030	1,080	1,165
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 5/15/2032	1,140	1,229
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 5/15/2033	1,105	1,191
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2019, 1.75% 8/1/2055 (put 8/1/2026)	4,500	4,184
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056[3]	1,380	1,062
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2016-B, 5.00% 7/1/2026	2,000	2,110
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 5/1/2033	1,250	1,365
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 5/1/2034	500	545
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 5/1/2035	415	450
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 5/1/2038	1,000	1,068
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 8/1/2029	230	249
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 8/1/2030	500	540
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 8/1/2033	500	539
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 8/1/2034	685	738
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 8/1/2036	800	855
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 8/1/2038	650	688
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 1, Special Tax Bonds, Series 2014, 5.00% 9/1/2049	1,000	1,006
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 9/1/2031	400	404
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 9/1/2033	1,615	1,629
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 9/1/2049	1,800	1,612
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 9/1/2035	550	580
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 9/1/2037	650	680
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 9/1/2038	1,000	1,043
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 9/1/2051	USD 1,250	$1,321
City of Irvine, Facs. Fncg. Auth., Special Tax Rev. Bonds (Irvine Great Park Infrastructure Project), Series 2023-A, 5.00% 9/1/2032	880	1,063
City of Irvine, Facs. Fncg. Auth., Special Tax Rev. Bonds (Irvine Great Park Infrastructure Project), Series 2023-A, BAM insured, 5.25% 9/1/2053	5,000	5,646
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 9/2/2024	825	830
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 9/2/2025	710	715
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 9/2/2028	1,050	1,058
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2030	1,700	1,759
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2032	800	827
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2042	1,000	1,014
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2026	330	350
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2027	375	406
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2028	525	578
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2029	500	559
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2032	680	752
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2034	1,155	1,269
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 4.00% 9/2/2036	1,840	1,863
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 4.00% 9/2/2037	1,285	1,289
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2044	1,000	1,053
City of Irvine, Reassessment Dist. No. 21-1, Limited Obligation Improvement Bonds, Series 2021, BAM insured, 4.00% 9/2/2046	1,350	1,326
Irvine Unified School Dist., Community Facs. Dist. No. 01-1, Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2031	2,000	2,091
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 9/1/2030	370	392
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 9/1/2034	250	263
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 5.00% 9/1/2034	430	460
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 9/1/2035	245	256
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 5.00% 9/1/2035	250	265
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 9/1/2036	350	364
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 5.00% 9/1/2036	270	284
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 4.00% 9/1/2037	565	549
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 9/1/2037	270	279
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 4.00% 9/1/2038	545	524
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 4.00% 9/1/2039	630	599
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 9/1/2039	815	839
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 9/1/2040	805	825
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 9/1/2042	995	1,019
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-C, BAM insured, 5.00% 9/1/2042	995	1,019
The Tax-Exempt Fund of California — Page 11 of 43

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 4.00% 9/1/2044	USD 2,385	$2,379
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 9/1/2045	1,495	1,525
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-C, BAM insured, 4.00% 9/1/2053	1,240	1,088
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, BAM insured, 5.00% 3/1/2057	1,660	1,679
City of Jurupa, Community Facs. Dist. No. 52 (Eastvale Area), Special Tax Bonds, Series 2021-A, 4.00% 9/1/2050	500	434
City of Jurupa, Community Facs. Dist. No. 54 (Eastvale Area), Special Tax Bonds, Series 2021-A, 4.00% 9/1/2041	420	384
City of Jurupa, Community Facs. Dist. No. 54 (Eastvale Area), Special Tax Bonds, Series 2021-A, 4.00% 9/1/2046	450	399
City of Jurupa, Community Facs. Dist. No. 54 (Eastvale Area), Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051	875	753
City of Jurupa, Community Facs. Dist. No. 55 (Eastvale Area), Special Tax Bonds, Series 2020-A, 4.00% 9/1/2045	500	448
City of Jurupa, Community Facs. Dist. No. 55 (Eastvale Area), Special Tax Bonds, Series 2020-A, 4.00% 9/1/2050	500	436
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 9/1/2027	2,000	2,053
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 9/1/2042	1,000	1,015
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 9/1/2029	1,755	1,883
Jurupa Unified School Dist., Community Facs. Dist. No. 11, Special Tax Bonds, Series 2018-B, 5.00% 9/1/2043	1,165	1,197
Jurupa Unified School Dist., Community Facs. Dist. No. 11, Special Tax Bonds, Series 2018-B, 5.00% 9/1/2048	2,265	2,314
Jurupa Unified School Dist., Community Facs. Dist. No. 17, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2048	1,815	1,854
County of Kern, RNR School Fncg. Auth., Community Facs. Dist. No. 92-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 9/1/2037	1,500	1,569
La Mesa-Spring Valley School Dist., G.O. Bonds, 2020 Election, Series 2021-A, BAM insured, 4.00% 8/1/2046	965	948
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area Nos. 1 and 2), Series 2013-A, 5.00% 9/1/2028 (preref. 9/1/2023)	630	634
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area Nos. 1 and 2), Series 2014-A, 5.00% 9/1/2029 (preref. 9/1/2024)	1,000	1,027
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area Nos. 1 and 2), Series 2014-A, 5.00% 9/1/2032 (preref. 9/1/2024)	1,515	1,556
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area Nos. 1 and 2), Series 2014-A, 5.00% 9/1/2034 (preref. 9/1/2024)	2,150	2,209
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2021, 4.00% 9/1/2042	150	138
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	200	179
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	500	435
City of Lake Elsinore, Community Facs. Dist. No. 2019-1 (Westlake), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	350	326
City of Lake Elsinore, Community Facs. Dist. No. 2019-1 (Westlake), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	450	400
City of Lake Elsinore, Community Facs. Dist. No. 2019-1 (Westlake), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	700	606
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2024	645	656
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2025	1,360	1,409
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2029	1,370	1,429
City of Lake Elsinore, School Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, BAM insured, 5.00% 9/1/2030	500	551
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM insured, 5.00% 9/1/2035	100	112
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM insured, 5.00% 9/1/2036	170	189
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM insured, 5.00% 9/1/2037	180	199
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM insured, 5.00% 9/1/2038	150	165
The Tax-Exempt Fund of California — Page 12 of 43

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM insured, 5.00% 9/1/2039	USD 120	$132
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM insured, 5.00% 9/1/2047	2,250	2,436
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2040	80	75
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2045	175	157
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2049	425	372
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2019-1 (Mountain House School Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2042	1,500	1,382
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 9/1/2027	2,000	2,017
Lodi Unified School Dist., G.O. Bonds, 2016 Election, Series 2021, 3.00% 8/1/2046	2,000	1,588
City of Long Beach, Harbor Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2031	1,210	1,299
City of Long Beach, Harbor Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2032	1,750	1,877
City of Long Beach, Harbor Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2033	1,350	1,447
City of Long Beach, Harbor Rev. Bonds, Series 2017-B, AMT, 5.00% 5/15/2043	500	517
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 5/15/2034	1,125	1,155
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 5/15/2045	1,225	1,239
Long Beach Community College Dist., G.O. Bonds, 2016 Election, Series 2019-C, 4.00% 8/1/2045	1,000	987
Long Beach Unified School Dist., G.O. Bonds, 2008 Election, Series 2017-E, 5.00% 8/1/2040	3,655	3,869
City of Los Angeles, Community Facs. Dist. No. 11 (Ponte Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2038	1,000	951
City of Los Angeles, Community Facs. Dist. No. 11 (Ponte Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,650	1,464
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 9/1/2026	980	1,011
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 9/1/2027	1,965	2,031
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 9/1/2028	1,670	1,730
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2022-C, AMT, 5.00% 5/15/2029	1,020	1,123
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2022-C, AMT, 5.00% 5/15/2033	2,500	2,832
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 5/15/2051	3,925	4,096
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2015-A, AMT, 5.00% 5/15/2027	1,250	1,293
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2015-A, AMT, 5.00% 5/15/2029	1,560	1,613
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 5/15/2029	1,450	1,523
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 5/15/2029	2,550	2,807
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 5/15/2031	4,675	5,110
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-A, AMT, 5.00% 5/15/2031	2,345	2,563
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2032	1,000	1,059
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-B, AMT, 5.00% 5/15/2032	3,825	4,139
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-C, AMT, 5.00% 5/15/2032	3,450	3,677
The Tax-Exempt Fund of California — Page 13 of 43

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 5/15/2033	USD 500	$522
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2033	1,000	1,058
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 5/15/2033	1,255	1,348
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2020-C, AMT, 5.00% 5/15/2033	1,000	1,111
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2034	1,250	1,320
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2022-H, AMT, 5.00% 5/15/2034	1,000	1,128
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2035	1,000	1,052
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 5/15/2036	1,345	1,424
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2037	1,260	1,312
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 5/15/2037	1,450	1,527
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 3.00% 5/15/2040	3,825	3,229
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 3.00% 5/15/2040 (preref. 11/15/2031)	175	174
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 5/15/2043	3,000	3,137
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2020-C, AMT, 5.00% 5/15/2045	1,500	1,581
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2022-H, AMT, 5.50% 5/15/2047	3,750	4,144
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-F, AMT, 3.00% 5/15/2049	5,000	3,767
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Green Bonds, Series 2022-G, AMT, 5.00% 5/15/2047	3,000	3,179
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2018-B, AMT, 5.00% 5/15/2033	3,145	3,401
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2022-E, 4.00% 5/15/2037	685	723
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2021-B, 5.00% 7/1/2041	6,335	7,069
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2020-B, 5.00% 7/1/2045	2,025	2,219
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2020-B, 5.00% 7/1/2050	6,480	7,025
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2021-C, 5.00% 7/1/2051	4,150	4,535
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2051	5,900	6,448
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2052	3,840	4,229
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2052	2,100	2,303
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2052	2,500	2,749
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-D, 5.00% 7/1/2052	9,800	10,825
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2047	905	920
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2052	1,610	1,623
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 4.00% 6/1/2035	1,385	1,479
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 4.00% 6/1/2036	1,500	1,575
The Tax-Exempt Fund of California — Page 14 of 43

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 4.00% 6/1/2037	USD 1,500	$1,559
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Bunker Hill Project), Series 2014-C, Assured Guaranty Municipal insured, 5.00% 12/1/2027	1,000	1,038
Los Angeles County Facs., Inc., Lease Rev. Bonds (Vermont Corridor County Administration Building), Series 2018-A, 5.00% 12/1/2043	1,000	1,080
Los Angeles County Facs., Inc., Lease Rev. Bonds (Vermont Corridor County Administration Building), Series 2018-A, 5.00% 12/1/2051	910	972
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-RYQ, 4.00% 7/1/2044	1,000	998
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2019-A, 3.00% 1/1/2034	1,785	1,723
Lynwood Unified School Dist., G.O. Bonds, 2016 Election, Series 2020-B, BAM Insured, 4.00% 8/1/2049	3,500	3,446
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 11/1/2039	2,110	2,476
City of Menifee, Community Facs. Dist. No. 2020-1 (McCall Mesa), Special Tax Bonds, Series 2022-A, 4.00% 9/1/2029	175	177
City of Menifee, Community Facs. Dist. No. 2020-1 (McCall Mesa), Special Tax Bonds, Series 2022-A, 4.00% 9/1/2037	500	479
City of Menifee, Community Facs. Dist. No. 2020-1 (McCall Mesa), Special Tax Bonds, Series 2022-A, 4.00% 9/1/2051	1,435	1,248
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 9/1/2024	180	180
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 9/1/2025	190	191
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 9/1/2026	170	172
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 9/1/2027	205	208
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 9/1/2039	600	568
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 9/1/2045	1,000	904
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 3, Special Tax Bonds, Series 2018, 4.00% 9/1/2032	430	434
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 3, Special Tax Bonds, Series 2018, 4.00% 9/1/2033	470	474
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 3, Special Tax Bonds, Series 2018, 4.00% 9/1/2034	515	517
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 9/1/2036	500	490
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	800	738
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 9/1/2045	875	788
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,850	1,606
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 6, Special Tax Bonds, Series 2021, 4.00% 9/1/2036	445	440
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 6, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	660	618
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 6, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	875	790
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 6, Special Tax Bonds, Series 2021, 4.00% 9/1/2050	2,050	1,815
Menifee Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2021, 4.00% 9/1/2036	250	247
Menifee Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	1,000	933
Menifee Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,590	1,444
Menifee Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2021, 4.00% 9/1/2050	1,050	931
Menifee Union School Dist., Community Facs. Dist. No. 2019-2, Special Tax Bonds, Series 2021, 4.00% 9/1/2044	565	513
Menifee Union School Dist., Community Facs. Dist. No. 2019-2, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	675	588
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 9/1/2034	1,000	1,047
The Tax-Exempt Fund of California — Page 15 of 43

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 9/1/2038	USD 1,100	$1,138
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 10/1/2030	2,065	2,185
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 10/1/2031	560	592
Monrovia Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 1997 Election, Series 2001-B, National insured, 0% 8/1/2032	2,150	1,560
Montebello Unified School Dist., G.O. Bonds, 2016 Election, Series 2022-B, Assured Guaranty Municipal insured, 5.00% 8/1/2050	3,100	3,333
Montebello Unified School Dist., G.O. Rev. Bonds, Series 2016-A, 5.00% 8/1/2034	1,095	1,173
Montebello Unified School Dist., G.O. Rev. Bonds, Series 2016-A, 5.00% 8/1/2035	1,465	1,567
Montebello Unified School Dist., G.O. Rev. Bonds, Series 2016-A, 5.00% 8/1/2036	1,290	1,372
Montebello Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, 5.00% 8/1/2033	2,505	2,603
Monterey Peninsula Community College Dist., G.O. Rev. Ref. Bonds, Series 2016, 4.00% 8/1/2033	3,165	3,265
Monterey Peninsula Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2016, 0% 8/1/2028	1,500	1,279
Moorpark Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2011-B, Assured Guaranty Municipal insured, 0% 8/1/2036	2,000	1,167
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2016-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2045	1,355	1,222
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Special Tax Bonds, Series 2019, 5.00% 9/1/2044	820	844
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Special Tax Bonds, Series 2019, 5.00% 9/1/2050	1,500	1,530
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 9/1/2028	1,090	1,164
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 9/1/2032	1,480	1,570
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 9/1/2034	1,720	1,822
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 9/1/2035	925	977
City of Moreno Valley, Community Facs. Dist. No. 5, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2026	215	215
City of Moreno Valley, Community Facs. Dist. No. 5, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2037	750	722
City of Morgan Hill, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds, Series 2013-A, 5.00% 9/1/2031	3,000	3,018
Mountain View School Dist., G.O. Bonds, 2016 Election, Series 2020-C, Assured Guaranty Municipal insured, 4.00% 8/1/2049	2,800	2,739
Mt. Diablo Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022-B, 4.00% 8/1/2035	2,310	2,481
Mt. Diablo Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022-B, 4.00% 8/1/2036	2,880	3,052
Mt. Diablo Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022-B, 4.00% 6/1/2037	1,310	1,369
Mt. San Jacinto Community College Dist., G.O. Bonds, 2014 Election, Series 2021-C, 3.00% 8/1/2034	865	855
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2021, 5.00% 11/1/2027[3]	1,515	1,572
Municipal Fin. Auth., Charter School Lease Rev. and Rev. Ref. Bonds (Santa Rosa Academy Project), Series 2022, 5.00% 7/1/2052	2,050	1,880
Municipal Fin. Auth., Charter School Lease Rev. and Rev. Ref. Bonds (Santa Rosa Academy Project), Series 2022, 5.00% 7/1/2062	5,000	4,432
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (County of Placer - PV 400), Special Tax Bonds, Series 2021, 4.00% 9/1/2040	1,045	977
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (County of Placer - PV 400), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,305	1,175
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (County of Placer - PV 400), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,535	1,345
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2036	500	510
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2046	2,745	2,754
Municipal Fin. Auth., Rev. Bonds (Biola University), Series 2013, 5.00% 10/1/2042 (preref. 10/1/2023)	1,000	1,007
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 11/1/2036[3]	3,500	3,535
The Tax-Exempt Fund of California — Page 16 of 43

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.375% 11/1/2040[3]	USD 2,335	$2,362
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.50% 11/1/2045[3]	2,800	2,824
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 11/1/2046[3]	750	724
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2027	300	316
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2028	150	160
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2029	225	240
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2030	225	240
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2031	425	452
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2032	225	239
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2033	450	476
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2034	150	158
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-A, 5.25% 8/15/2049	1,750	1,772
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-B, 5.875% 8/15/2049	490	492
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2025	1,295	1,266
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2033	1,170	1,080
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2035	500	458
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2040	2,750	2,314
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2050	8,465	6,700
Municipal Fin. Auth., Rev. Bonds (Community Health Centers of the Central Coast, Inc.), Series 2021-A, 5.00% 12/1/2046[3]	170	168
Municipal Fin. Auth., Rev. Bonds (Community Health Centers of the Central Coast, Inc.), Series 2021-A, 5.00% 12/1/2054[3]	170	165
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 10/1/2049	4,905	3,340
Municipal Fin. Auth., Rev. Bonds (Inland Christian Home), Series 2020, 4.00% 12/1/2030	1,015	1,064
Municipal Fin. Auth., Rev. Bonds (Inland Christian Home), Series 2020, 4.00% 12/1/2039	1,225	1,234
Municipal Fin. Auth., Rev. Bonds (Inland Christian Home), Series 2020, 4.00% 12/1/2049	1,500	1,459
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 5.00% 10/1/2039[3]	915	885
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 5.00% 10/1/2057[3]	1,890	1,681
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 6/30/2025	1,585	1,627
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 12/31/2031	2,695	2,869
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 12/31/2034	1,320	1,388
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 12/31/2035	2,000	2,090
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 12/31/2043	3,340	3,405
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 4.00% 12/31/2047	3,900	3,481
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 12/31/2047	9,115	9,237
Municipal Fin. Auth., Rev. Bonds (Pomona College), Series 2017, 4.00% 1/1/2048	1,550	1,663
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2029	1,000	1,088
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2031	650	703
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2032	1,000	1,077
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2033	1,000	1,077
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2035	1,000	1,066
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2036	1,150	1,217
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2043	4,380	4,542
Municipal Fin. Auth., Rev. Bonds (University of San Diego), Series 2019-A, 5.00% 10/1/2049	1,600	1,700
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 4/1/2024	600	600
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 4/1/2041	2,500	2,340
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2030	750	792
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2033	500	528
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2034	440	464
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2039	615	635
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 7/1/2034	2,675	2,822
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 7/1/2036	1,000	1,041
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 7/1/2036	600	625
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 7/1/2037	1,250	1,294
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 7/1/2037	600	621
The Tax-Exempt Fund of California — Page 17 of 43

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 7/1/2042	USD 1,250	$1,281
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 7/1/2042	1,000	1,025
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 7/1/2047	1,000	1,018
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 7/1/2047	4,010	4,081
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 11/1/2032	1,500	1,595
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 11/1/2039	1,000	1,049
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2029	500	506
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2033	1,250	1,257
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2034	775	779
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2035	1,185	1,188
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2036	2,120	2,118
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2037	2,850	2,806
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2039	2,750	2,657
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2044	300	281
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 5.00% 10/1/2044	6,500	6,643
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 6/15/2032	3,000	3,162
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 6/15/2037	4,000	4,178
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 6/15/2045	4,000	4,133
Municipal Fin. Auth., Rev. Ref. Bonds (Jurupa Unified School Dist. Wineville School Project), Series 2015-A, BAM insured, 5.00% 10/1/2042	4,500	4,647
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-B-2, 2.125% 11/15/2026	450	410
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2019, 5.00% 11/15/2039	425	399
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2052	2,125	1,513
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2056	790	548
Municipal Fin. Auth., Social Rev. Bonds (HealthRIGHT 360), Series 2019-A, 5.00% 11/1/2039[3]	1,250	1,253
Municipal Fin. Auth., Social Rev. Bonds (HealthRIGHT 360), Series 2019-A, 5.00% 11/1/2049[3]	575	561
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2009-A, 1.30% 2/1/2039 (put 2/3/2025)[3]	1,450	1,396
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2022-A, AMT, 4.125% 10/1/2041 (put 10/1/2025)	6,990	7,041
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019-A, AMT, 2.40% 10/1/2044 (put 10/1/2029)	6,195	5,665
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 0.70% 12/1/2044 (put 12/1/2023)	3,025	2,971
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-1, 3.25% 2/1/2057[3]	2,255	1,512
Municipal Fin. Auth., Special Fin. Agcy., Essential Housing Rev. Bonds (Latitude 33), Series 2021-A-2, 4.00% 12/1/2045[3]	1,500	1,199
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 3.00% 9/1/2023	110	109
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2024	120	119
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2025	145	145
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2026	165	165
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2027	190	191
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2028	210	212
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2029	240	243
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2030	265	268
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-A, 4.00% 9/1/2036	535	518
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2036	1,920	1,883
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-A, 4.00% 9/1/2041	655	604
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2041	2,875	2,670
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-A, 4.00% 9/1/2046	1,095	968
The Tax-Exempt Fund of California — Page 18 of 43

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2046	USD 1,475	$1,326
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-A, 4.00% 9/1/2051	1,505	1,298
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2051	1,995	1,748
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2022-A, 5.25% 9/1/2052	3,725	3,814
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 5/15/2030	600	642
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 5/15/2038	1,000	1,037
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 5/15/2040	4,610	4,745
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 5/15/2043	5,525	5,645
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 4.00% 5/15/2041	280	273
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 4.00% 5/15/2046	1,095	1,032
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 3.00% 5/15/2051	2,565	1,992
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 3.00% 5/15/2054	2,570	1,950
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside I, LLC - UCR Student Housing Project), Series 2018, 5.00% 5/15/2043	2,000	2,044
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside I, LLC - UCR Student Housing Project), Series 2018, 5.00% 5/15/2052	7,500	7,579
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside II, LLC - UCR Student Housing Project), Series 2019, 5.00% 5/15/2049	2,510	2,548
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside II, LLC - UCR Student Housing Project), Series 2019, 5.00% 5/15/2052	3,500	3,543
Murrieta Valley Unified School Dist., Community Facs. Dist. No. 2014-4, Special Tax Bonds, Series 2020, BAM insured, 4.00% 9/1/2040	325	327
Murrieta Valley Unified School Dist., Community Facs. Dist. No. 2014-4, Special Tax Bonds, Series 2020, BAM insured, 4.00% 9/1/2045	1,175	1,161
Murrieta Valley Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 9/1/2030	1,250	1,357
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2026	400	422
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2027	300	317
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2029	1,420	1,498
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2030	1,225	1,285
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 9/1/2033	2,790	3,010
Natomas Unified School Dist., G.O. Bonds, Series 2017, BAM insured, 5.00% 8/1/2032	1,000	1,081
New Haven Unified School Dist., G.O. Bonds, 2014 Election, Series 2020-C, 4.00% 8/1/2044	1,250	1,251
New Haven Unified School Dist., G.O. Bonds, 2014 Election, Series 2017-B, 4.00% 8/1/2047	4,000	3,944
North Orange County Community College Dist., G.O. Bonds, 2014 Election, Series 2019-B, 4.00% 8/1/2044	5,000	5,017
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD-LIBOR + 0.67%) 4.188% 7/1/2027[2]	4,100	4,072
Oak Grove School Dist., G.O. Bonds, 2022 Election, Series 2023-A-2, 5.00% 8/1/2052	5,835	6,473
Oakland Unified School Dist., G.O. Bonds, 2006 Election, Series 2016-A, 5.00% 8/1/2026	3,125	3,338
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 8/1/2030	1,300	1,366
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2015-A, 5.00% 8/1/2031 (preref. 8/1/2025)	1,500	1,577
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-A, Assured Guaranty Municipal insured, 4.00% 8/1/2033	4,365	4,585
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-A, Assured Guaranty Municipal insured, 3.00% 8/1/2040	3,000	2,569
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2015-A, 5.00% 8/1/2040 (preref. 8/1/2025)	1,650	1,735
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 8/1/2027	USD 2,000	$2,144
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 8/1/2031	2,145	2,307
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 4.00% 8/1/2035	1,000	1,043
Oakland Unified School Dist., G.O. Rev. Ref. Bonds (Measure J), Series 2017-C, 5.00% 8/1/2031	2,015	2,206
Oakland Unified School Dist., G.O. Rev. Ref. Bonds (Measure J), Series 2017-C, 5.00% 8/1/2035	3,245	3,520
Oakland Unified School Dist., G.O. Rev. Ref. Bonds (Measure J), Series 2017-C, 5.00% 8/1/2036	2,000	2,158
Port of Oakland, Rev. Ref. Bonds, Series 2017, AMT, 5.00% 11/1/2023	3,805	3,827
Port of Oakland, Rev. Ref. Bonds, Series 2017, AMT, 5.00% 11/1/2023 (escrowed to maturity)	425	429
Port of Oakland, Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 11/1/2028	500	536
Port of Oakland, Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 11/1/2029	250	268
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 11/1/2029	3,050	3,361
Ohlone Community College Dist., G.O. Bonds, 2010 Election, Series 2016-C, 4.00% 8/1/2033	1,000	1,042
Ohlone Community College Dist., G.O. Bonds, 2010 Election, Series 2016-C, 4.00% 8/1/2034	1,000	1,035
Ohlone Community College Dist., G.O. Bonds, 2010 Election, Series 2016-C, 4.00% 8/1/2035	1,000	1,031
City of Ontario, Community Facs. Dist. No. 38 (Park and Turner NE Facs.), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 9/1/2044	1,000	1,026
City of Ontario, Community Facs. Dist. No. 38 (Park and Turner NE Facs.), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 9/1/2049	2,000	2,043
City of Ontario, Community Facs. Dist. No. 40 (Emerald Park Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2039	275	256
City of Ontario, Community Facs. Dist. No. 40 (Emerald Park Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2050	785	676
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2029	310	313
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2031	335	338
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2037	1,650	1,588
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2047	2,795	2,493
City of Ontario, Community Facs. Dist. No. 46 (Avenue 176 Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2045	300	269
City of Ontario, Community Facs. Dist. No. 46 (Avenue 176 Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	500	435
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2023	100	100
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2025	225	226
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2027	250	252
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2028	250	253
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2036	500	492
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2042	650	600
City of Ontario, Community Facs. Dist. No. 54 (Esperanza Facs.), Special Tax Bonds, Series 2022, 4.375% 9/1/2043	900	867
City of Ontario, Community Facs. Dist. No. 54 (Esperanza Facs.), Special Tax Bonds, Series 2022, 4.50% 9/1/2052	825	778
City of Ontario, Community Facs. Dist. No. 55 (Parklane), Special Tax Bonds, Series 2022, 5.00% 9/1/2029	170	186
City of Ontario, Community Facs. Dist. No. 55 (Parklane), Special Tax Bonds, Series 2022, 5.00% 9/1/2037	500	528
City of Ontario, Community Facs. Dist. No. 55 (Parklane), Special Tax Bonds, Series 2022, 5.00% 9/1/2042	600	621
City of Ontario, Community Facs. Dist. No. 55 (Parklane), Special Tax Bonds, Series 2022, 5.00% 9/1/2047	800	819
City of Ontario, Community Facs. Dist. No. 55 (Parklane), Special Tax Bonds, Series 2022, 5.00% 9/1/2053	845	859
City of Ontario, Community Facs. Dist. No. 57 (Neuhouse), Special Tax Bonds, Series 2022, 4.25% 9/1/2037	415	408
City of Ontario, Community Facs. Dist. No. 57 (Neuhouse), Special Tax Bonds, Series 2022, 4.625% 9/1/2042	650	650
City of Ontario, Community Facs. Dist. No. 57 (Neuhouse), Special Tax Bonds, Series 2022, 4.75% 9/1/2047	840	836
City of Ontario, Community Facs. Dist. No. 57 (Neuhouse), Special Tax Bonds, Series 2022, 4.75% 9/1/2052	825	804
The Tax-Exempt Fund of California — Page 20 of 43

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
County of Orange, Community Facs. Dist. No. 2004-1 (Ladera Ranch), Special Tax Rev. Ref. Bonds, Series 2014-A, 5.00% 8/15/2034	USD 2,100	$2,110
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 8/15/2029	980	1,016
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 8/15/2033	1,365	1,413
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.25% 8/15/2045	660	672
County of Orange, Community Facs. Dist. No. 2016-1 (Esencia Village), Special Tax Bonds, Series 2016-A, 5.00% 8/15/2036	2,000	2,073
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 8/15/2045	2,200	1,967
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 8/15/2050	1,000	873
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2042	720	746
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2047	970	994
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2052	320	326
Orinda Union School Dist., G.O. Bonds, 2018 Election, Measure E, Series 2022-B, 4.00% 8/1/2051	1,730	1,737
Oxnard Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 8/1/2036	2,000	2,163
Oxnard Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 8/1/2045	5,160	5,461
City of Palm Desert, Community Facs. Dist. No. 2005-1 (University Park), Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2030	195	198
City of Palm Desert, Community Facs. Dist. No. 2005-1 (University Park), Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2033	220	222
City of Palm Desert, Community Facs. Dist. No. 2005-1 (University Park), Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2036	235	229
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 3.00% 9/1/2031	415	387
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	230	213
City of Palm Desert, Section 29 Assessment Dist. No. 2004-02, Limited Obligation Rev. Ref. Improvement Bonds, Series 2021, 4.00% 9/2/2026	670	674
City of Palm Desert, Section 29 Assessment Dist. No. 2004-02, Limited Obligation Rev. Ref. Improvement Bonds, Series 2021, 4.00% 9/2/2031	800	810
City of Palm Desert, Section 29 Assessment Dist. No. 2004-02, Limited Obligation Rev. Ref. Improvement Bonds, Series 2021, 4.00% 9/2/2037	1,200	1,150
City of Palmdale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016-B, National insured, 5.00% 9/1/2031	1,000	1,082
City of Palmdale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016-B, National insured, 5.00% 9/1/2032	1,000	1,082
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 8/1/2041	2,975	3,163
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2012-A, Assured Guaranty Municipal insured, 0% 8/1/2032	255	188
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2012-A, Assured Guaranty Municipal insured, 0% 8/1/2037	1,600	918
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 1999, Assured Guaranty Municipal insured, 0% 8/1/2038	1,190	647
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2012-A, Assured Guaranty Municipal insured, 0% 8/1/2038	1,505	818
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 1999, Assured Guaranty Municipal insured, 0% 8/1/2039	240	123
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2012-A, Assured Guaranty Municipal insured, 0% 8/1/2039	USD 840	$432
Palomar Community College Dist., Rev. Ref. Bonds, Series 2015, 5.00% 5/1/2032	3,000	3,136
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-B, 4.00% 8/1/2030	1,000	1,029
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 8/1/2034	970	1,041
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2028	3,000	2,526
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2029	6,550	5,321
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2031	3,000	2,257
Pasadena Unified School Dist., G.O. Bonds, 2008 Election, Series 2016, 4.00% 8/1/2036	675	685
Paso Robles Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, BAM insured, 4.00% 9/1/2028	915	950
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2005-1 (West Patterson Business Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2043	600	541
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2005-1 (West Patterson Business Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	745	658
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2005-1 (West Patterson Business Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2049	1,780	1,549
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2018-1 (Villages of Patterson), Special Tax Bonds, Series 2021, 4.00% 9/1/2036	250	245
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2018-1 (Villages of Patterson), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	375	343
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2018-1 (Villages of Patterson), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	555	492
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2018-1 (Villages of Patterson), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	765	657
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 10/1/2049	8,035	8,326
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and 5; CFD No. 2005-1 IA4), Series 2017-B, 5.00% 9/1/2035	1,000	1,050
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and 5; CFD No. 2005-1 IA4), Series 2017-B, 5.00% 9/1/2037	1,325	1,376
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 9/1/2031	1,325	1,360
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 9/1/2034	1,490	1,527
Pleasanton Unified School Dist., G.O. Bonds, 2022 Election, Series 2023, 4.00% 8/1/2040	600	611
Pleasanton Unified School Dist., G.O. Bonds, 2022 Election, Series 2023, 4.00% 8/1/2041	1,000	1,015
Pollution Control Fncg. Auth., Rev. Bonds (San Jose Water Co. Project), Series 2016, AMT, 4.75% 11/1/2046	11,475	11,621
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2015-B-2, AMT, 3.125% 11/1/2040 (put 11/3/2025)	2,000	1,969
City of Poway, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Paguay Redev. Project), Series 2015-A, 5.00% 12/15/2030	1,590	1,844
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 5.00% 9/15/2030 (preref. 9/15/2023)	975	981
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2030	1,345	1,391
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 9/1/2030	985	1,044
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2030	1,820	1,952
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2032	1,600	1,654
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 9/1/2033	1,205	1,273
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2034	995	1,027
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2035	995	1,024
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2036	1,485	1,524
Poway Unified School Dist., School Facs. Improvement Dist. No. 2007-1, G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2011-B, 0% 8/1/2035	3,500	2,287
The Tax-Exempt Fund of California — Page 22 of 43

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Public Fin. Auth., Charter School Rev. Bonds (LaVerne Elementary Preparatory Academy Project), Series 2019-A, 5.00% 6/15/2039[3]	USD 1,370	$1,296
Public Fin. Auth., Charter School Rev. Bonds (LaVerne Elementary Preparatory Academy Project), Series 2019-A, 5.00% 6/15/2049[3]	1,900	1,706
Public Fin. Auth., Reassessment Rev. Ref. Bonds, Series 2019, 5.00% 9/2/2023	1,080	1,084
Public Fin. Auth., Reassessment Rev. Ref. Bonds, Series 2019, 5.00% 9/2/2027	1,375	1,467
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 10/15/2023	200	201
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 10/15/2037	2,000	2,045
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 10/15/2047	4,025	4,040
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-B, 4.00% 10/15/2051 (put 10/15/2031)	690	680
Public Fin. Auth., Rev. Bonds (Hoag Memorial Hospital Presbyterian), Series 2022-A, 5.00% 7/15/2046	1,550	1,695
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2025	440	447
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2030	490	529
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2043	10,155	10,172
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-B-3, 2.125% 11/15/2027[3]	810	770
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-B-2, 2.375% 11/15/2028[3]	750	707
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 11/15/2036[3]	375	361
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 11/15/2046[3]	395	348
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 11/15/2051[3]	90	77
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 11/15/2056[3]	355	299
Public Works Board, Lease Rev. Bonds, Series 2021-C, 4.00% 11/1/2046	3,870	3,803
Public Works Board, Lease Rev. Bonds, Series 2021-C, 5.00% 11/1/2046	4,680	5,150
Public Works Board, Lease Rev. Green Bonds (Dept. of General Services, Sacramento Region New Natural Resources Headquarters), Series 2021-C, 4.00% 11/1/2037	1,750	1,807
Public Works Board, Lease Rev. Green Bonds (Dept. of General Services, Sacramento Region New Natural Resources Headquarters), Series 2021-C, 4.00% 11/1/2038	1,500	1,544
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-A, 5.00% 2/1/2030	1,000	1,159
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 8/1/2030	1,500	1,754
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2023-B, 5.00% 12/1/2034	1,000	1,203
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2023-B, 5.00% 12/1/2037	415	484
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 9/1/2037	500	486
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (The Grantline 208 Project), Special Tax Bonds, Series 2021-B, 4.00% 9/1/2036	440	432
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (The Grantline 208 Project), Special Tax Bonds, Series 2021-B, 4.00% 9/1/2046	1,150	1,034
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (The Grantline 208 Project), Special Tax Bonds, Series 2021-B, 4.00% 9/1/2051	1,220	1,062
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 9/1/2025	1,500	1,541
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 9/1/2026	1,000	1,029
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 9/1/2029	4,065	4,197
City of Rancho Mirage, Community Facs. Dist. No. 4B (Del Webb Project), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	550	481
City of Redding, Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 9/1/2036	1,585	1,637
City of Redding, Wastewater System Rev. Ref. Bonds, Series 2020, 5.00% 6/1/2032	620	721
The Tax-Exempt Fund of California — Page 23 of 43

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Redding, Wastewater System Rev. Ref. Bonds, Series 2020, 5.00% 6/1/2033	USD 465	$540
City of Rialto, Community Facs. Dist. No. 2019-2 (Foothill/Spruce), Special Tax Bonds, Series 2022, 4.25% 9/1/2042	770	731
City of Richmond, Wastewater Rev. Ref. Bonds, Series 2019-B, 5.00% 8/1/2032	1,360	1,560
City of Richmond, Wastewater Rev. Ref. Bonds, Series 2019-B, 5.00% 8/1/2034	1,505	1,712
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2013, 5.50% 9/1/2039 (preref. 9/1/2023)	725	731
Rio Hondo Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2010-C, 0% 8/1/2028	1,000	858
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 9/1/2043	3,035	3,041
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 9/1/2048	6,000	5,900
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Rev. Ref. Bonds, Series 2022-A-1, Assured Guaranty Municipal insured, 5.25% 9/1/2052	3,000	3,356
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2019-1 (Public Improvements), Special Tax Bonds, Series 2019, 5.00% 9/1/2040	4,685	4,594
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2026	380	378
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2027	430	428
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2029	250	249
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2033	590	582
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2041	750	644
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2046	455	380
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2051	1,400	1,124
City of Riverside, Sewer Rev. Bonds, Series 2015-A, 5.00% 8/1/2031	2,500	2,645
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Jurupa Valley Redev. Project Area), Series 2015-B, Assured Guaranty Municipal insured, 5.00% 10/1/2028	2,000	2,112
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds, Series 2021-B-2, 3.00% 6/1/2044	1,894	1,514
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds, Series 2021-B-2, 3.00% 6/1/2048	2,288	1,728
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds, Series 2021-B-1, BAM insured, 3.00% 6/1/2049	5,750	4,467
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds (RCTC 91 Express Lanes), Series 2021-B-1, 4.00% 6/1/2046	1,520	1,444
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2032	1,100	1,151
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2033	2,315	2,422
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2034	1,500	1,569
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2035	890	929
Riverside Unified School Dist., Special Tax Bonds, Series 2021, 4.00% 9/1/2045	375	334
Riverside Unified School Dist., Special Tax Bonds, Series 2021, 4.00% 9/1/2050	600	517
Robla School Dist., G.O. Bonds, 2018 Election, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 8/1/2044	1,720	1,831
Romoland School Dist., Community Facs. Dist. No. 2004-1 (Heritage Lake), Improvement Area No. 4, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2038	550	525
The Tax-Exempt Fund of California — Page 24 of 43

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Romoland School Dist., Community Facs. Dist. No. 2004-1 (Heritage Lake), Improvement Area No. 4, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2045	USD 750	$676
Romoland School Dist., Community Facs. Dist. No. 2006-1 (Brendle Mills), Special Tax Bonds, Series 2017, 5.00% 9/1/2039	990	1,019
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2027	250	265
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2028	360	382
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2031	830	877
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2034	855	899
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2035	1,140	1,193
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2037	1,000	1,036
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2041	1,255	1,283
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 3.00% 9/1/2023	85	84
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 3.00% 9/1/2024	95	93
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 3.00% 9/1/2025	110	106
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2026	125	126
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2027	145	147
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2028	165	167
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2029	185	189
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2030	205	208
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	1,215	1,134
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,145	1,027
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	2,815	2,455
City of Roseville, Community Facs. Dist. No. 1 (The Fountains), Special Tax Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2038	1,650	1,697
City of Roseville, Community Facs. Dist. No. 1 (Villages at Sierra Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2037	220	213
City of Roseville, Community Facs. Dist. No. 1 (Villages at Sierra Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	305	284
City of Roseville, Community Facs. Dist. No. 1 (Villages at Sierra Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,040	931
City of Roseville, Community Facs. Dist. No. 1 (Villages at Sierra Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	710	617
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2023	1,000	1,004
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2024	1,005	1,022
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2026	500	519
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2027	230	239
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2028	1,000	1,042
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2030	500	517
City of Roseville, Community Facs. Dist. No. 5 (Fiddyment Ranch), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	750	705
City of Roseville, Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2/15/2024	3,300	3,316
City of Sacramento, Community Facs. Dist. No. 2006-02 (Natomas Central), Special Tax Bonds, Series 2016, 5.00% 9/1/2041	235	240
City of Sacramento, Community Facs. Dist. No. 2006-02 (Natomas Central), Special Tax Bonds, Series 2016, 5.00% 9/1/2046	1,750	1,776
City of Sacramento, Community Facs. Dist. No. 2015-04 (McKinley Village Improvements), Special Tax Bonds, Series 2020, BAM insured, 4.00% 9/1/2040	1,100	1,107
City of Sacramento, Community Facs. Dist. No. 2015-04 (McKinley Village Improvements), Special Tax Bonds, Series 2020, BAM insured, 4.00% 9/1/2046	2,850	2,798
The Tax-Exempt Fund of California — Page 25 of 43

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 2, Special Tax Bonds, Series 2022, 5.50% 9/1/2052	USD 260	$262
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 2, Special Tax Bonds, Series 2022, 5.75% 9/1/2052	630	646
City of Sacramento, Community Facs. Dist. No. 4 (North Natomas), Special Tax Rev. Ref. Bonds, Series 2013-E, 5.00% 9/1/2030	1,250	1,258
City of Sacramento, Municipal Utility Dist., Electric Rev. Bonds, Series 2013-A, 5.00% 8/15/2041	2,000	2,006
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2028	1,455	1,568
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2033	3,000	3,220
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2034	3,000	3,211
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2035	4,000	4,257
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2036	1,000	1,054
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2020, BAM insured, 4.00% 7/1/2037	2,400	2,492
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2041	400	416
County of Sacramento, Community Facs. Dist. No. 2005-2 (North Vineyard Station No. 1), Special Tax Bonds, Series 2016, 5.00% 9/1/2040	1,090	1,112
County of Sacramento, Community Facs. Dist. No. 2014-2 (North Vineyard Station No. 2), Special Tax Bonds, Series 2021, 4.00% 9/1/2036	530	520
County of Sacramento, Community Facs. Dist. No. 2014-2 (North Vineyard Station No. 2), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	650	604
Sacramento Area Flood Control Agcy., Consolidated Capital Assessment Dist. No. 2, Rev. Bonds, Series 2016-A, 5.00% 10/1/2041	1,000	1,055
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2022-A, BAM insured, 5.50% 8/1/2047	1,940	2,174
Sacramento Unified School Dist., G.O. Bonds, 2020 Election, Series 2022-A, BAM insured, 5.00% 8/1/2036	340	385
Sacramento Unified School Dist., G.O. Bonds, 2020 Election, Series 2022-A, BAM insured, 5.50% 8/1/2052	1,925	2,150
Sacramento Unified School Dist., G.O. Bonds, 2021 Election, Series 2021-G, Assured Guaranty Municipal insured, 4.00% 8/1/2044	1,315	1,300
Sacramento Unified School Dist., G.O. Bonds, 2021 Election, Series 2021-G, Assured Guaranty Municipal insured, 4.00% 8/1/2049	4,190	4,053
Sacramento Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2007, Assured Guaranty Municipal insured, 0% 7/1/2028	4,575	3,896
County of San Bernardino and Cities of Colton, Loma Linda and San Bernardino, Successor Agcy. to the Inland Valley Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, 5.00% 9/1/2044	3,750	3,772
County of San Bernardino, Community Facs. Dist. No. 2006-1 (Lytle Creek North), Improvement Area No. 1, Special Tax Bonds, Series 2015, 5.00% 9/1/2040	1,000	1,015
County of San Bernardino, Community Facs. Dist. No. 2006-1 (Lytle Creek North), Improvement Area No. 6, Special Tax Bonds, Series 2018, 5.00% 9/1/2043	1,860	1,912
County of San Bernardino, Community Facs. Dist. No. 2006-1 (Lytle Creek North), Improvement Area No. 6, Special Tax Bonds, Series 2018, 5.00% 9/1/2048	1,775	1,813
San Bernardino Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-D, Assured Guaranty Municipal insured, 4.00% 8/1/2042	2,175	2,177
City of San Clemente, Community Facs. Dist. No. 2006-1 (Marblehead Coastal), Special Tax Bonds, Series 2015, 5.00% 9/1/2030	245	253
City of San Clemente, Community Facs. Dist. No. 2006-1 (Marblehead Coastal), Special Tax Bonds, Series 2015, 5.00% 9/1/2031	480	496
City of San Clemente, Community Facs. Dist. No. 2006-1 (Marblehead Coastal), Special Tax Bonds, Series 2015, 5.00% 9/1/2032	480	496
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 9/1/2037	970	1,000
City of San Diego, Public Facs. Fncg. Auth., Water Rev. Bonds, Series 2020-A, 4.00% 8/1/2045	1,000	1,001
City of San Diego, Public Facs. Fncg. Auth., Water Rev. Ref. Bonds, Series 2016-B, 5.00% 8/1/2038	2,820	3,013
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2032	125	128
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2032	USD 100	$102
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2033	100	102
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2034	265	269
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2034	100	101
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2035	125	126
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2036	635	632
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2036	170	169
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2037	175	172
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2038	855	834
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2039	410	396
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2040	475	453
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2040	100	95
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2045	1,000	913
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2045	550	502
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2050	1,100	974
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2050	1,000	885
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 4.00% 7/1/2037	1,000	1,030
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 7/1/2044	8,965	9,612
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2026	760	796
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2027	750	798
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2029	1,595	1,745
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2030	1,785	1,953
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2033	2,280	2,477
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-A, 5.00% 7/1/2035	1,000	1,085
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 7/1/2035	2,495	2,626
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 7/1/2036	750	785
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 7/1/2037	750	782
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 7/1/2042	1,500	1,544
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2013-B, AMT, 5.00% 7/1/2043 (preref. 7/1/2023)	2,000	2,005
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 7/1/2047	1,000	1,023
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2049	3,375	3,479
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-A, 4.00% 7/1/2056	795	772
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-B, 5.00% 7/1/2035	1,000	1,155
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Green Bonds, Series 2020-A, 4.00% 4/1/2048	3,000	3,017
San Diego Community College Dist., G.O. Bonds Rev. Ref. Bonds, Series 2016, 4.00% 8/1/2034 (preref. 8/1/2026)	5,315	5,572
San Diego Unified School Dist., G.O. Bonds, 7/1/2035 Election, Series 2013-C, 5.00% 7/1/2035 (preref. 7/1/2023)	2,000	2,006
The Tax-Exempt Fund of California — Page 27 of 43

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2016-SR-1, 4.00% 7/1/2031	USD 4,000	$4,178
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2016-SR-1, 4.00% 7/1/2032	1,000	1,042
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Capital Appreciation Bonds, 2008 Election, Series 2012-E, 0% 7/1/2034	3,000	2,078
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2012 Election, Series 2017-I, 4.00% 7/1/2047	2,000	1,982
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2012 Election, Series 2020-M-2, 3.00% 7/1/2050	5,000	3,888
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2023-A-2, AMT, 5.00% 5/1/2029	2,000	2,187
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2016-B-2, AMT, 5.00% 5/1/2046	4,000	4,067
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2018-E-2, 5.00% 5/1/2048	2,380	2,506
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-A-2, AMT, 5.00% 5/1/2049	4,000	4,135
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-E-2, AMT, 4.00% 5/1/2050	2,000	1,891
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-E-2, AMT, 5.00% 5/1/2050	13,630	14,075
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-F-2, 5.00% 5/1/2050	1,990	2,107
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2021-A-2, AMT, 5.00% 5/1/2036	6,750	7,374
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2020-A-2, AMT, 5.00% 5/1/2037	4,000	4,297
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2019-A-2, AMT, 5.00% 5/1/2044	3,000	3,123
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2019-E-2, AMT, 5.00% 5/1/2045	4,125	4,285
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2022-A-2, AMT, 5.00% 5/1/2052	3,000	3,138
City and County of San Francisco, Certs. of Part. (Moscone Convention Center Expansion Project), Series 2017-B, 4.00% 4/1/2038	2,000	2,012
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2042	1,000	1,084
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2047	1,060	1,135
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2052	640	679
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	1,950	1,802
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,745	1,551
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,035	894
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2022-A, 4.00% 9/1/2052[3]	1,500	1,285
City and County of San Francisco, G.O. Bonds (Earthquake Safety and Emergency Response), Series 2021-E-1, 4.00% 6/15/2043	3,445	3,497
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2022-A, 5.00% 9/1/2032[3]	500	540
The Tax-Exempt Fund of California — Page 28 of 43

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2022-A, 5.00% 9/1/2037[3]	USD 500	$514
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2022-A, 5.00% 9/1/2052[3]	2,000	1,944
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2020-D, 3.00% 11/1/2050	1,615	1,258
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2020-A, 4.00% 11/1/2050	2,000	1,968
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2020-C, 4.00% 11/1/2050	1,000	984
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2016-A, 4.00% 10/1/2037	6,575	6,636
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2023-C, 4.00% 10/1/2048 (put 10/1/2029)	8,665	9,315
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2021-A, 4.00% 10/1/2050	5,000	4,952
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-B, 5.00% 8/1/2031	425	456
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 8/1/2033	1,000	1,066
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, National insured, 5.00% 8/1/2041	2,100	2,189
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2014-A, 5.00% 8/1/2043	2,100	2,155
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2026[3]	130	130
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2041[3]	585	525
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2046[3]	2,475	2,116
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051[3]	5,675	4,669
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051[3]	1,550	1,275
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 8/1/2024	1,510	1,513
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 8/1/2028	1,400	1,413
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 4.00% 8/1/2023	105	105
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2025	220	224
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2028	360	367
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2029	595	607
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2030	460	469
City of San Francisco, Bay Area Rapid Transit Dist., G.O. Green Bonds, 2016 Election, Series 2020-C-1, 3.00% 8/1/2050	10,690	8,222
San Francisco Community College Dist., G.O. Bonds, 2020 Election, Series 2020-A, 4.00% 6/15/2045	5,500	5,355
San Jacinto Unified School Dist., Community Facs. Dist. No. 2003-1, Special Tax Rev. Bonds (Infrastructure Projects), Series 2022, 4.00% 9/1/2050	875	755
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2028	380	406
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2030	200	214
The Tax-Exempt Fund of California — Page 29 of 43

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2031	USD 550	$586
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2033	750	796
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2017, 5.00% 9/1/2034	765	801
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2017, 5.00% 9/1/2035	200	209
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, AMT, BAM insured, 5.00% 3/1/2029	1,030	1,122
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, AMT, BAM insured, 5.00% 3/1/2033	1,500	1,671
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 3/1/2035	1,000	1,050
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 3/1/2037	1,000	1,040
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 3/1/2041	1,500	1,544
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 3/1/2047	10,000	10,214
San Jose Unified School Dist., G.O. Bonds, 2012 Election, Series 2018-E, 4.00% 8/1/2042	5,000	5,044
San Juan Unified School Dist., G.O. Bonds, 2016 Election, Series 2020, 4.00% 8/1/2034	1,000	1,059
San Leandro Unified School Dist., G.O. Bonds, Series 2019-B, BAM insured, 5.00% 8/1/2032	375	423
San Leandro Unified School Dist., G.O. Bonds, Series 2019-B, BAM insured, 5.00% 8/1/2033	355	399
San Leandro Unified School Dist., G.O. Bonds, 2020 Election, Series 2020-A, BAM insured, 4.00% 8/1/2043	1,300	1,302
San Lorenzo Valley Unified School Dist., G.O. Bonds, 2020 Election, Series 2020-A, 4.00% 8/1/2045	250	250
City of San Luis Obispo, Community Facs. Dist. No. 2019-1 (San Luis Ranch), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	730	654
City of San Luis Obispo, Community Facs. Dist. No. 2019-1 (San Luis Ranch), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	925	805
City of San Marcos, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, 5.00% 10/1/2023	900	906
City of San Marcos, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, 5.00% 10/1/2024	150	154
City of San Marcos, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, 5.00% 10/1/2029	2,000	2,115
San Marcos Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 8/1/2034	2,115	2,321
San Marcos Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 8/1/2035	1,280	1,398
San Rafael High School Dist., G.O. Bonds, Series 2019-C, 4.00% 8/1/2043	2,500	2,509
City of San Ramon, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2/1/2038	2,000	2,061
Sanger Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-C, BAM insured, 3.00% 8/1/2048	2,465	1,913
Sanger Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, BAM insured, 3.00% 8/1/2051	3,325	2,528
Sanger Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, BAM insured, 4.00% 8/1/2055	1,650	1,613
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2023[3]	130	130
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2024[3]	150	150
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2025[3]	175	176
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2026[3]	200	202
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2028[3]	250	255
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2030[3]	110	111
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2035[3]	685	682
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2050[3]	5,820	5,095
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 9/1/2026	835	854
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 9/1/2038	460	466
The Tax-Exempt Fund of California — Page 30 of 43

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Santa Monica, Redev. Agcy., Tax Allocation Bonds (Earthquake Recovery Redev. Project), Series 2011, 5.00% 7/1/2032	USD 2,000	$2,006
City of Santa Monica, Redev. Agcy., Tax Allocation Bonds (Earthquake Recovery Redev. Project), Series 2011, 5.875% 7/1/2036	1,250	1,254
City of Santa Monica, Redev. Agcy., Tax Allocation Bonds (Earthquake Recovery Redev. Project), Series 2011, 5.875% 7/1/2042	2,500	2,508
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 5.00% 9/1/2027	195	209
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 5.00% 9/1/2028	205	222
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 5.00% 9/1/2034	350	375
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 3.00% 9/1/2036	250	219
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 3.00% 9/1/2037	185	158
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 3.00% 9/1/2038	270	226
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 3.125% 9/1/2039	165	139
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 5.00% 9/1/2049	1,940	1,988
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2029	135	139
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2033	215	217
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2034	230	231
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2035	240	239
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2036	275	270
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2037	295	285
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2038	320	303
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2039	345	328
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2040	295	276
Saugus Union School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2021-A, BAM insured, 4.00% 9/1/2035	600	623
Saugus Union School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2021-A, BAM insured, 4.00% 9/1/2039	700	709
Saugus Union School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2021-A, BAM insured, 4.00% 9/1/2041	275	277
Saugus Union School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2021-A, BAM insured, 4.00% 9/1/2049	1,250	1,215
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2033	1,240	1,284
School Fin. Auth., Charter School Rev. Bonds (Aspire Public Schools Obligated Group - Issue No. 5), Series 2021-A, 4.00% 8/1/2051[3]	800	651
School Fin. Auth., Charter School Rev. Bonds (Aspire Public Schools Obligated Group - Issue No. 5), Series 2021-A, 4.00% 8/1/2061[3]	2,275	1,771
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2042[3]	1,000	1,035
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2061[3]	2,025	2,018
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 4.00% 10/1/2027[3]	750	755
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 10/1/2032[3]	2,500	2,631
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 10/1/2037[3]	1,485	1,531
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 10/1/2044[3]	2,805	2,847
School Fin. Auth., Charter School Rev. Bonds (Downtown College Prep Obligated Group), Series 2016, 4.75% 6/1/2036[3]	1,365	1,336
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2029[3]	3,345	3,362
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2035[3]	500	493
The Tax-Exempt Fund of California — Page 31 of 43

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2041[3]	USD 3,000	$2,899
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2048[3]	2,795	2,617
School Fin. Auth., Charter School Rev. Bonds (Fenton Charter Public Schools Obligated Group), Series 2020-A, 5.00% 7/1/2040[3]	1,350	1,318
School Fin. Auth., Charter School Rev. Bonds (Fenton Charter Public Schools Obligated Group), Series 2020-A, 5.00% 7/1/2050[3]	750	691
School Fin. Auth., Charter School Rev. Bonds (Fenton Charter Public Schools Obligated Group), Series 2020-A, 5.00% 7/1/2058[3]	1,625	1,462
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2018-A, 5.00% 6/1/2055[3]	1,000	966
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.00% 6/1/2034[3]	750	733
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2016-A, 5.00% 6/1/2036[3]	1,000	968
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2016-A, 5.00% 6/1/2046[3]	750	685
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 6/1/2030[3]	315	317
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 6/1/2047[3]	250	228
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 7/1/2030[3]	1,755	1,759
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 7/1/2037[3]	2,105	2,006
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2023-A, 5.75% 7/1/2042[3]	840	833
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 7/1/2046 (preref. 7/1/2025)[3]	4,610	4,967
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 7/1/2043[3]	1,750	1,771
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 7/1/2049[3]	1,900	1,916
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 7/1/2054[3]	5,000	5,030
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 7/1/2037[3]	860	889
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 7/1/2054[3]	2,150	2,178
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 7/1/2037[3]	1,455	1,413
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 7/1/2049[3]	5,400	4,985
South Orange County Public Fncg. Auth., Central Utility Fac. Lease Rev. Bonds, Series 2016, 5.00% 4/1/2031	1,250	1,338
South Orange County Public Fncg. Auth., Central Utility Fac. Lease Rev. Bonds, Series 2016, 5.00% 4/1/2032	1,750	1,872
South Orange County Public Fncg. Auth., Central Utility Fac. Lease Rev. Bonds, Series 2016, 5.00% 4/1/2035	2,000	2,124
South Placer Wastewater Auth., Wastewater Rev. Ref. Bonds, Series 2020, 5.00% 11/1/2035	500	609
South San Francisco Unified School Dist., G.O. Bonds, 2022 Election, Series 2023, 4.00% 9/1/2040	1,000	1,023
South San Francisco Unified School Dist., G.O. Bonds, 2022 Election, Series 2023, 4.00% 9/1/2041	1,690	1,720
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 11/1/2025	1,400	1,449
Southern California Public Power Auth., Rev. Ref. Bonds (Magnolia Power Project A), Series 2020-1, 5.00% 7/1/2036	2,250	2,565
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 7/1/2026	385	414
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission System Renewal Project), Series 2023-1, 5.25% 7/1/2053	4,000	4,539
Southwestern Community College Dist., G.O. Rev. Ref. Bonds (2019 Crossover), Series 2016-B, 4.00% 8/1/2035	500	514
The Tax-Exempt Fund of California — Page 32 of 43

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-01 (Meadowlands), Special Tax Bonds, Series 2021, 4.00% 9/1/2041	USD 2,780	$2,572
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-01 (Meadowlands), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	1,290	1,114
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-02 (Citro), Special Tax Bonds, Series 2022, 4.25% 9/1/2037	1,250	1,231
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-02 (Citro), Special Tax Bonds, Series 2022, 5.00% 9/1/2042	1,965	2,016
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-02 (Citro), Special Tax Bonds, Series 2022, 5.00% 9/1/2052	500	504
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Montage Health), Series 2021-A, 4.00% 6/1/2040	1,090	1,099
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Montage Health), Series 2021-A, 4.00% 6/1/2041	1,160	1,169
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-B, 5.00% 11/15/2033	1,000	1,145
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 5.00% 11/15/2034	750	855
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010-A, 1.75% 9/1/2029	7,000	5,937
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 3/1/2035	1,465	1,553
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 4.00% 3/1/2042	1,240	1,160
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 10/1/2026	75	77
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 10/1/2045	1,700	1,715
Statewide Communities Dev. Auth., Rev. Bonds (Buck Institute for Research on Aging), Series 2014, Assured Guaranty Municipal insured, 5.00% 11/15/2049 (preref. 11/15/2024)	5,250	5,415
Statewide Communities Dev. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2013-C, 5.625% 12/1/2036	2,000	2,026
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 5.00% 4/1/2029	405	424
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2046	6,690	4,828
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 5.00% 4/1/2047	1,815	1,848
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 2.50% 4/1/2051	2,740	1,633
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2051	5,000	3,343
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 4.00% 4/1/2051	6,450	5,814
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2014, 5.00% 7/1/2044 (preref. 7/1/2024)	3,225	3,297
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2018, 4.00% 7/1/2048	500	487
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-L, 5.00% 4/1/2038 (put 11/1/2029)	5,000	5,715
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-M, 5.00% 4/1/2038 (put 11/1/2029)	4,000	4,572
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2034[3]	100	99
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2039[3]	105	102
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2051[3]	2,315	2,144
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.625% 11/1/2033	1,350	1,354
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.875% 11/1/2043	935	938
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.25% 12/1/2044	USD 2,925	$2,929
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.25% 12/1/2056[3]	1,400	1,342
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2018-A, 5.50% 12/1/2058[3]	1,000	995
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 10/1/2029	625	657
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 10/1/2031	1,135	1,192
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 10/1/2032	1,500	1,574
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 4.00% 10/1/2041	1,000	980
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 7/1/2026	4,000	4,001
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 11/1/2032[3]	2,025	2,073
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 11/1/2041[3]	11,920	11,863
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 8/15/2031 (preref. 2/15/2026)	1,000	1,065
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 8/15/2034 (preref. 2/15/2026)	500	533
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 8/15/2035 (preref. 2/15/2026)	5,050	5,380
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2014-B, 5.00% 7/1/2030 (preref. 7/1/2024)	500	511
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2014-B, 5.00% 7/1/2031 (preref. 7/1/2024)	1,750	1,790
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 4.00% 6/1/2026[3]	2,695	2,634
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2036[3]	4,500	4,440
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2046[3]	2,250	2,115
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds (City of Hesperia Ranchero Road Widening Improvements), Series 2022, 5.75% 9/2/2052	8,345	8,231
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM insured, 4.00% 5/15/2038	2,000	2,027
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM insured, 4.00% 5/15/2046	7,465	7,238
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (Custodial Receipts), Series 2017, 4.305% 7/1/2032	8,195	7,469
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 5/15/2029	1,000	1,035
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 5/15/2030	1,500	1,549
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 5/15/2032	1,000	1,027
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 5/15/2035	1,250	1,277
City of Stockton, Public Fncg. Auth., Wastewater Rev. Ref. Bonds (1998 Wastewater Project and 2003 Wastewater Project), Series 2014, BAM insured, 5.00% 9/1/2024	500	513
City of Stockton, Public Fncg. Auth., Wastewater Rev. Ref. Bonds (1998 Wastewater Project and 2003 Wastewater Project), Series 2014, BAM insured, 5.00% 9/1/2028	1,000	1,022
Stockton Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 8/1/2040	790	808
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Stockton Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 8/1/2045	USD 9,245	$9,251
Stockton Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 8/1/2029	1,000	1,069
Stockton Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 8/1/2031	7,800	8,334
Sulphur Springs Union School Dist., Community Facs. Dist. No. 2006-1, Special Tax Bonds, Series 2021, 4.00% 9/1/2048	1,000	882
Sulphur Springs Union School Dist., Community Facs. Dist. No. 2006-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2021, 0% 9/1/2041	205	85
Sulphur Springs Union School Dist., Community Facs. Dist. No. 2006-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2021, 0% 9/1/2052	8,800	1,904
City of Sunnyvale, Fin. Auth., Lease Rev. Green Bonds (Civic Center Project), Series 2020, 4.00% 4/1/2040	1,000	1,019
Sweetwater Union High School Dist., G.O. Bonds, 2006 Election, Series 2018-C, 4.00% 8/1/2043	4,290	4,172
Sweetwater Union High School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2018 Election, Series 2022-A-1, 4.50% 8/1/2040	6,020	6,247
Sweetwater Union High School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2018 Election, Series 2022-A-1, 4.50% 8/1/2041	6,690	6,915
Sweetwater Union High School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Capital Appreciation Bonds, 2006 Election, Series 2022-D-2, Assured Guaranty Municipal insured, 0% 8/1/2034	1,170	755
Sweetwater Union High School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Capital Appreciation Bonds, 2006 Election, Series 2022-D-2, Assured Guaranty Municipal insured, 0% 8/1/2037	1,250	670
Sweetwater Union High School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Capital Appreciation Bonds, 2006 Election, Series 2022-D-2, Assured Guaranty Municipal insured, 0% 8/1/2044	2,000	690
Sweetwater Union High School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Capital Appreciation Bonds, 2006 Election, Series 2022-D-2, Assured Guaranty Municipal insured, 0% 8/1/2045	2,000	650
Sweetwater Union High School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Capital Appreciation Bonds, 2006 Election, Series 2022-D-2, Assured Guaranty Municipal insured, 0% 8/1/2046	2,000	613
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 8/1/2032	5,000	5,295
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 8/1/2034	2,075	2,184
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 8/1/2036	1,000	1,045
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016, 4.00% 8/1/2047	4,750	4,490
Taft City Elementary School Dist., G.O. Bonds, Election 2012, Series 2013-B, Assured Guaranty Municipal insured, 6.00% 8/1/2044 (preref. 8/1/2023)	1,200	1,208
Temecula Valley Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Rev. Bonds, Series 2018, 5.00% 9/1/2050	2,100	2,136
Temecula Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Special Tax Bonds, Series 2022, 4.25% 9/1/2043	700	660
Temecula Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Special Tax Bonds, Series 2022, 4.375% 9/1/2052	1,600	1,480
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2031	1,500	1,567
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2033	1,000	1,042
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2034	2,065	2,149
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2040	1,600	1,640
Temecula Valley Unified School Dist., G.O. Bonds, 2012 Election, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 8/1/2045	1,400	1,386
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2036	930	912
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	USD 1,045	$929
City of Thousand Oaks, Community Facs. Dist. No. 1994-1 (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Special Tax Rev. Ref. Bonds, Series 2012, 5.375% 9/1/2031	3,265	3,286
Tobacco Securitization Auth. of Northern California, Tobacco Settlement Asset-Backed Rev. Ref. Senior Bonds (Sacramento County Tobacco Securitization Corp), Series 2021-A-1, 4.00% 6/1/2034	670	692
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 6/1/2028	1,500	1,625
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 6/1/2032	2,400	2,644
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 6/1/2033	2,000	2,197
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation Bonds, Series 2019-B2-2, 0% 6/1/2054	14,865	2,740
City of Tracy, Community Facs. Dist. No. 2006-01 (NEI Phase II), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 9/1/2030	535	578
City of Tracy, Community Facs. Dist. No. 2006-01 (NEI Phase II), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 9/1/2034	1,380	1,484
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2030	260	279
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2031	290	311
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2032	300	322
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2033	335	359
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2034	400	428
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2035	440	468
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2036	485	514
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2037	530	557
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2038	575	600
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2044	870	889
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2049	1,750	1,778
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2036	750	738
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	1,100	1,024
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	1,600	1,441
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2051	2,100	1,840
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2045	1,000	1,036
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2049	2,135	2,191
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2032	500	543
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2033	300	323
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2034	300	321
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2035	300	319
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2038	USD 820	$854
Transmission Agcy. of Northern California, Rev. Ref. Bonds (California-Oregon Transmission Project), Series 2016-A, 5.00% 5/1/2037	2,000	2,121
Transmission Agcy. of Northern California, Rev. Ref. Bonds (California-Oregon Transmission Project), Series 2016-A, 5.00% 5/1/2038	1,000	1,059
Transmission Agcy. of Northern California, Rev. Ref. Bonds (California-Oregon Transmission Project), Series 2016-A, 5.00% 5/1/2039	1,000	1,057
City of Tulare, Sewer Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 11/15/2034	2,235	2,286
City of Tulare, Sewer Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 11/15/2035	1,320	1,343
County of Tulare, Local Health Care Dist., G.O. Rev. Ref. Bonds, Series 2020, BAM insured, 4.00% 8/1/2039	1,850	1,864
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2020, 5.00% 1/1/2031	1,000	1,165
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2016, 5.00% 1/1/2036	600	648
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2031	1,000	1,049
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2033	1,135	1,188
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 4.00% 9/1/2035	250	250
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2040	1,850	1,878
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2045	2,200	2,224
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, 5.00% 9/1/2028	3,000	3,134
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, 5.00% 9/1/2029	1,000	1,047
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, BAM insured, 5.00% 9/1/2038	2,500	2,587
Twin Rivers Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2006 Election, Series 2016, Assured Guaranty Municipal insured, 0% 8/1/2041	7,000	3,078
Regents of the University of California, G.O. Rev. Bonds, Series 2018-AZ, 5.00% 5/15/2048	5,000	5,354
Regents of the University of California, General Rev. Bonds, Series 2020-BE, 4.00% 5/15/2040	2,570	2,617
Regents of the University of California, General Rev. Bonds, Series 2020-BE, 4.00% 5/15/2047	4,855	4,834
Regents of the University of California, Limited Project Rev. Bonds, Series 2016-K, 5.00% 5/15/2034	750	806
Regents of the University of California, Limited Project Rev. Bonds, Series 2021-Q, 4.00% 5/15/2038	1,215	1,258
Regents of the University of California, Limited Project Rev. Bonds, Series 2021-Q, 4.00% 5/15/2040	1,205	1,222
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 5/15/2038	1,000	1,010
City of Upland, Community Facs. Dist. No 2016-1 (Harvest at Upland), Improvement Area No. 2, Special Tax Bonds, Series 2021-A, 4.00% 9/1/2040	260	244
City of Upland, Community Facs. Dist. No 2016-1 (Harvest at Upland), Improvement Area No. 2, Special Tax Bonds, Series 2021-A, 4.00% 9/1/2045	165	148
City of Upland, Community Facs. Dist. No 2016-1 (Harvest at Upland), Improvement Area No. 2, Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051	265	230
Upper Santa Clara Valley Joint Powers Auth., Rev. Bonds, Series 2016-A, 5.00% 8/1/2046	2,120	2,286
Vacaville Unified School Dist., G.O. Bonds, 2014 Election, Series 2020-D, 4.00% 8/1/2042	1,000	1,003
Val Verde Unified School Dist., G.O. Bonds, 2012 Election, Series 2016-C, Assured Guaranty Municipal insured, 4.00% 8/1/2045	1,550	1,510
Val Verde Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 8/1/2046	1,885	1,821
Val Verde Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 8/1/2051	3,350	3,238
City of Vallejo, Water Rev. Bonds, Series 2021-A, BAM insured, 4.00% 5/1/2046	3,350	3,289
City of Vallejo, Water Rev. Bonds, Series 2021-A, BAM insured, 4.00% 5/1/2051	4,500	4,404
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 10/1/2027	1,180	1,249
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 4/1/2028	470	500
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2037	USD 1,565	$1,671
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2040	775	815
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 12/1/2045	1,980	1,966
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2019-A, 4.00% 12/1/2049	4,325	4,326
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2020-A, 3.00% 12/1/2050	3,935	3,852
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2022-A, 5.50% 12/1/2052	3,400	3,664
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2018-CR, 4.00% 12/1/2048	9,910	9,908
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2019-CS, 4.00% 12/1/2049	10,525	10,524
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2020-CT, 3.00% 12/1/2050	5,750	5,628
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2022-CU, 5.50% 12/1/2052	2,515	2,716
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 12/1/2031	235	235
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2016-CN, 3.50% 12/1/2045	2,430	2,414
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, BAM insured, 4.00% 8/1/2031	1,000	1,040
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 8/1/2035	3,630	3,711
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 8/1/2036	1,665	1,690
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 8/1/2037	3,800	3,845
West Contra Costa Unified School Dist., G.O. Bonds, 2012 Election, Series 2020-E, Assured Guaranty Municipal insured, 4.00% 8/1/2049	2,000	1,963
West Contra Costa Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2005-D, National insured, 0% 8/1/2031	7,500	5,665
West Contra Costa Unified School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-D-2, Assured Guaranty Municipal insured, 0% 8/1/2036	6,000	3,696
City of West Sacramento, Fin. Auth., Special Tax Rev. Bonds, Series 2006-A, Assured Guaranty insured, 5.00% 9/1/2026	290	305
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Bonds, Series 2017-A, 5.00% 9/1/2042	1,150	1,186
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2030	600	649
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2032	1,240	1,340
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 11/1/2031	3,105	3,209
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 11/1/2035	2,220	2,262
Whittier Union High School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2016, 0% 8/1/2032	2,000	1,451
William S. Hart Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2009-A, 0% 8/1/2032	2,000	1,484
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2019, 5.00% 9/1/2033	1,295	1,374
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2019, 5.00% 9/1/2038	1,475	1,539
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2019, 5.00% 9/1/2044	1,490	1,530
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2019, 5.00% 9/1/2048	1,660	1,696
Yosemite Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2010-D, 0% 8/1/2031	1,500	1,137
		2,230,995
The Tax-Exempt Fund of California — Page 38 of 43

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Bonds, notes & other debt instruments (continued) Guam 0.63%	Principal amount (000)	Value (000)
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2019-A, AMT, 5.00% 10/1/2023 (escrowed to maturity)	USD 950	$955
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.25% 10/1/2034	605	611
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.25% 10/1/2036	685	694
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 11/15/2028	4,500	4,609
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2029	1,500	1,588
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2042	3,685	3,319
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2040	635	646
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2046	3,000	2,956
Limited Obligation Rev. Bonds (Section 30), Series 2016-A, 5.00% 12/1/2024	1,000	1,014
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 7/1/2037	400	420
		16,812
Puerto Rico 0.64%
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 8/1/2026 (escrowed to maturity)	1,830	2,004
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 8/1/2026 (escrowed to maturity)	170	186
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	1,050	979
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 7/1/2058	3,815	3,684
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2046	32,723	8,941
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2026	1,500	1,476
		17,270
United States 0.37%
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class ACA, 3.35% 11/25/2033	8,045	7,635
Freddie Mac, Multi Family Mortgage Bonds, Series 2021-ML-10, Class ACA, 2.046% 6/25/2038[3]	979	775
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-049, 3.05% 4/15/2034	1,800	1,640
		10,050
Virgin Islands 0.10%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2027	2,500	2,558
Total bonds, notes & other debt instruments (cost: $2,403,930,000)		2,277,685
Short-term securities 15.23% Municipals 9.94%
Educational Facs. Auth., Rev. IAM Commercial Paper (Stanford University), Series 2023, 2.85% 6/8/2023	5,000	5,000
Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A., Inc. Project), Series 2010-A, 3.40% 11/1/2035[2]	18,300	18,300
Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A., Inc. Project), Series 2010-B, 3.45% 11/1/2035[2]	2,300	2,300
IAM Commercial Paper, Series 2023-A-6, 2.68% 6/12/2023	1,000	999
City of Irvine, Reassessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Series 1999, 3.410% 9/2/2024[2]	1,250	1,250
Irvine Ranch Water Dist. Nos. 105, 140, 240 and 250, Consolidated G.O. Bonds, Series 1993, 3.40% 4/1/2033[2]	4,600	4,600
Kern Community College Dist., Facs. Improvement Dist. No. 1, G.O. Bond Anticipation Notes, Capital Appreciation Notes, Series 2020, 0% 8/1/2023	1,110	1,101
City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-7, 3.38% 7/1/2035[2]	6,100	6,100
City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-1, 3.41% 7/1/2035[2]	21,190	21,190
City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-2, 3.41% 7/1/2035[2]	4,500	4,500
City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-6, 3.55% 7/1/2035[2]	2,425	2,425
The Tax-Exempt Fund of California — Page 39 of 43

unaudited
Short-term securities (continued) Municipals (continued)		Principal amount (000)	Value (000)
City of Los Angeles, Dept. of Water and Power, Rev. Bonds, Series 2021-1, 3.40% 7/1/2050[2]		USD 2,200	$2,200
City of Los Angeles, Dept. of Water and Power, Rev. Bonds, Series 2021-A-1, 3.40% 7/1/2050[2]		6,000	6,000
City of Los Angeles, Dept. of Water and Power, Water System Bonds, Series 2019-A, 3.53% 7/1/2049[2]		11,600	11,600
City of Los Angeles, Dept. of Water and Power, Water System Demand Rev. Bonds, Series 2001-B-4, 3.10% 7/1/2035[2]		1,500	1,500
City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2022, 4.00% 6/29/2023		15,000	15,020
County of Los Angeles, Tax and Rev. Anticipation Notes, Series 2022, 4.00% 6/30/2023		10,540	10,555
Metropolitan Water Dist. of Southern California, Water Rev. Bonds, Series 2017-C, 4.00% 7/1/2047 (put 5/21/2024)[2,5]		4,795	4,779
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-2, 3.40% 7/1/2037[2]		9,100	9,100
Municipal Fin. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A., Inc. Project), Series 2005, 3.40% 6/1/2025[2]		13,200	13,200
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2021-A, AMT, 4.10% 7/1/2041 (put 10/2/2023)[5]		3,400	3,392
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2021-B, AMT, 3.60% 7/1/2051 (put 7/17/2023)[5]		4,625	4,618
City of Pasadena, Demand Rev. Ref. Certs. of Part., Series 2008-A, 3.51% 2/1/2035[2]		11,480	11,480
Pollution Control Fncg. Auth., Environmental Impact Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 1997-B, 3.10% 3/1/2042[2]		12,700	12,700
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2017-A-2, AMT, 3.70% 11/1/2042 (put 7/17/2023)[3,5]		1,700	1,698
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, AMT, 3.50% 8/1/2023 (put 5/1/2023)[3,5]		2,665	2,665
County of Riverside, Tax and Rev. Anticipation Notes, Series 2022, 5.00% 6/30/2023		10,000	10,028
City and County of San Francisco, Public Utilities Commission Rev. IAM Commercial Paper, Series 2023-A-1, 3.15% 5/16/2023		6,000	6,000
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A., Inc. Project), Series 2002, 3.40% 5/15/2024[2]		1,200	1,200
Regents of the University of California, General Rev. Bonds, Series 2013-AL-2, 3.20% 5/15/2048[2]		14,175	14,175
Regents of the University of California, General Rev. Bonds, Series 2023-BP, 3.20% 5/15/2048[2]		15,700	15,700
Regents of the University of California, General Rev. Bonds, Series 2013-AL-1, 3.30% 5/15/2048[2]		8,230	8,230
Regents of the University of California, General Rev. Bonds, Series 2013-AL-4, 3.38% 5/15/2048[2]		5,480	5,480
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2007-B-1, 3.00% 5/15/2032[2]		14,495	14,495
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2007-B-2, 3.20% 5/15/2032[2]		5,900	5,900
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2020-O-1, 3.00% 5/15/2045[2]		7,310	7,310
			266,790
U.S. Treasury bills 5.29%	Weighted average yield at acquisition
U.S. Treasury 5/11/2023	4.365%	29,000	28,967
U.S. Treasury 5/9/2023	4.258	113,000	112,898
			141,865
Total short-term securities (cost: $408,740,000)			408,655
Total investment securities 100.11% (cost: $2,812,670,000)			2,686,340
Other assets less liabilities (0.11%)			(2,931)
Net assets 100.00%			$2,683,409
The Tax-Exempt Fund of California — Page 40 of 43

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 4/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	1,315	June 2023	USD 271,106	$(641)
5 Year U.S. Treasury Note Futures	Long	1,799	June 2023	197,426	3,517
10 Year Ultra U.S. Treasury Note Futures	Short	1,285	June 2023	(156,067)	(5,054)
30 Year Ultra U.S. Treasury Bond Futures	Short	50	June 2023	(7,071)	(303)
					$(2,481)

[1]	Step bond; coupon rate may change at a later date.
[2]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

[3]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $194,659,000, which represented 7.25% of the net assets of the fund.

[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	For short-term securities, the mandatory put date is considered to be the maturity date.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $372,124,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
The Tax-Exempt Fund of California — Page 41 of 43

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of April 30, 2023 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$2,276,038	$—	$2,276,038
Mortgage-backed obligations	—	1,647	—	1,647
Short-term securities	—	408,655	—	408,655
Total	$—	$2,686,340	$—	$2,686,340

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3,517	$—	$—	$3,517
Liabilities:
Unrealized depreciation on futures contracts	(5,998)	—	—	(5,998)
Total	$(2,481)	$—	$—	$(2,481)
*
Futures contracts are not included in the fund’s investment portfolio.

Key to abbreviations
Agcy. = Agency
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
Certs. = Certificates
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance

Fncg. = Financing
G.O. = General Obligation
IAM = Interest at Maturity
LIBOR = London Interbank Offered Rate
Part. = Participation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
USD = U.S. dollars
The Tax-Exempt Fund of California — Page 42 of 43

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP3-020-0623O-S89783
The Tax-Exempt Fund of California — Page 43 of 43